UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)

35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

646-572-3390

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 0.7%
	372	The Priceline Group, Inc. (a)	$462,608
	4,879	TripAdvisor, Inc. (a)	387,295
			849,903
Air Transportation - 0.4%
	6,406	Alaska Air Group, Inc.	485,255
Ambulatory Health Care Services - 0.4%
	5,646	MEDNAX, Inc. (a)	477,877
Amusement, Gambling, and Recreation Industries - 0.4%
	3,664	The Walt Disney Co.	439,680
Beverage and Tobacco Product Manufacturing - 3.9%
	16,302	Brown Forman Corp. Class B	1,767,300
	62,183	Coca-Cola Co.	2,554,478
	3,144	Monster Beverage Corp. (a)	482,761
			4,804,539
Broadcasting (except Internet) - 0.3%
	6,347	Scripps Networks Interactive, Inc. Class A	397,195
Chemical Manufacturing - 4.5%
	4,315	Johnson & Johnson	432,406
	28,634	LyondellBasell Industries N.V. Class A	2,686,728
	12,301	Mallinckrodt PLC (a)	1,524,832
	12,745	Pfizer, Inc.	459,585
	5,130	The Valspar Corp.	427,226
			5,530,777
Clothing and Clothing Accessories Stores - 0.7%
	6,234	Foot Locker, Inc.	439,809
	8,498	Ross Stores, Inc.	451,753
			891,562
Computer and Electronic Product Manufacturing - 7.0%
	6,664	Analog Devices, Inc.	388,711
	17,567	Apple, Inc.	2,130,877
	3,158	Avago Technologies Ltd.	395,192
	29,719	Broadcom Corp. Class A	1,504,079
	73,867	Ciena Corp. (a)	1,879,915
	33,990	First Solar, Inc. (a)	1,505,757
	11,052	Hologic, Inc. (a)	460,427
	3,377	Rockwell Automation, Inc.	394,366
			8,659,324
Construction of Buildings - 1.0%
	23,086	Lennar Corp. Class A	1,224,481
Credit Intermediation and Related Activities - 8.9%
	32,243	American Express Co.	2,452,403
	6,779	Fidelity National Information Services, Inc.	443,550
	109,930	FirstMerit Corp.	2,060,088
	229,803	Huntington Bancshares, Inc.	2,681,801
	106,384	KeyCorp	1,578,738
	23,095	New York Community Bancorp, Inc.	439,498
	2,960	SVB Financial Group (a)	423,576
	10,345	United Bankshares, Inc.	419,283
	22,362	Western Union Co.	452,607
			10,951,544
Data Processing, Hosting and Related Services - 1.5%
	23,554	Red Hat, Inc. (a)	1,862,650

Electrical Equipment, Appliance, and Component Manufacturing - 1.3%
7,780	AMETEK Inc New	412,729
23,820	Woodward, Inc.	1,175,755
		1,588,484
Food Manufacturing - 5.5%
63,799	Archer-Daniels Midland Co.	3,025,349
9,498	ConAgra Foods, Inc.	418,482
40,545	Post Holdings, Inc. (a)	2,178,888
23,533	The WhiteWave Foods Co. (a)	1,214,773
		6,837,492
Food Services and Drinking Places - 5.6%
8,824	Buffalo Wild Wings, Inc. (a)	1,725,798
700	Chipotle Mexican Grill, Inc. (a)	519,561
33,975	Darden Restaurants, Inc.	2,505,996
54,240	Texas Roadhouse, Inc.	2,136,514
		6,887,869
General Merchandise Stores - 1.7%
5,377	Dollar General Corp.	432,149
6,279	Macy’s, Inc.	433,628
13,729	Tractor Supply Co.	1,270,207
		2,135,984
Health and Personal Care Stores - 1.9%
1,889	McKesson Corp.	416,657
19,880	Walgreens Boots Alliance Inc.	1,921,004
		2,337,661
Hospitals - 1.8%
23,547	HCA Holdings, Inc. (a)	2,190,107
Insurance Carriers and Related Activities - 10.5%
28,014	American International Group, Inc.	1,796,258
36,560	Centene Corp. (a)	2,563,953
55,137	Cincinnati Financial Corp.	3,044,114
36,475	Marsh & McLennan Companies, Inc.	2,113,361
53,768	MetLife, Inc.	2,997,028
14,933	Progressive Corp.	455,457
		12,970,171
Leather and Allied Product Manufacturing - 1.2%
13,126	NIKE, Inc. Class B	1,512,378
Machinery Manufacturing - 3.1%
87,633	General Electric Co.	2,287,221
27,851	KLA-Tencor Corp.	1,477,496
		3,764,717
Merchant Wholesalers, Durable Goods - 0.4%
8,625	Patterson Companies, Inc	432,630
Mining (except Oil and Gas) - 0.3%
19,804	CONSOL Energy, Inc.	327,162
Miscellaneous Manufacturing - 1.1%
6,451	Abiomed, Inc. (a)	499,695
6,549	STERIS Corp.	452,732
3,897	Zimmer Holdings, Inc.	405,561
		1,357,988
Nonstore Retailers - 0.4%
16,305	eBay, Inc. (a)	458,497
Oil and Gas Extraction - 0.6%
40,671	Chesapeake Energy Corp.	352,211
5,197	Phillips 66	413,161
		765,372
Other Information Services - 0.4%
4,841	Facebook, Inc. (a)	455,102
Paper Manufacturing - 2.3%
53,015	Sealed Air Corp.	2,818,808

Petroleum and Coal Products Manufacturing - 2.4%
45,078	Valero Energy Corp.	2,957,117
Professional, Scientific, and Technical Services - 2.0%
24,175	Accenture PLC Class A	2,492,684
Publishing Industries (except Internet) - 3.1%
17,745	ACI Worldwide, Inc. (a)	420,024
24,315	Blackbaud, Inc.	1,487,106
6,229	Electronic Arts, Inc. (a)	445,685
31,918	Fortinet, Inc. (a)	1,523,765
		3,876,580
Real Estate - 8.6%
11,054	Apartment Investment & Management Co. Class A	431,990
5,603	Mid-America Apartment Communities, Inc.	450,145
77,009	Omega Healthcare Investors, Inc.	2,792,346
48,614	Prologis, Inc.	1,974,215
6,940	Regency Centers Corp.	443,952
11,141	Simon Property Group, Inc.	2,085,818
59,276	Tanger Factory Outlet Centers, Inc.	1,925,284
12,859	UDR, Inc.	434,763
		10,538,513
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.4%
1,234	BlackRock, Inc.	415,019
34,911	Morgan Stanley	1,355,943
		1,770,962
Support Activities for Transportation - 1.5%
15,618	Expedia, Inc.	1,896,650
Telecommunications - 2.1%
74,690	AT&T, Inc.	2,594,731
Transportation Equipment Manufacturing - 5.0%
211,724	Ford Motor Co.	3,139,867
25,966	Gentex Corp.	417,533
7,508	Harley-Davidson, Inc.	437,717
10,632	Lockheed Martin Corp.	2,201,887
		6,197,004
Truck Transportation - 2.2%
19,843	Landstar System, Inc.	1,429,291
18,072	Old Dominion Freight Line, Inc. (a)	1,321,967
		2,751,258
Utilities - 3.4%
19,011	Energen Corp.	1,049,407
7,330	IDACORP, Inc.	455,266
18,620	NRG Energy, Inc.	418,019
60,452	Spectra Energy Corp.	1,829,278
10,684	Vectren Corp.	449,796
		4,201,766
Water Transportation - 0.4%
8,587	Carnival Corp.	457,601
	TOTAL COMMON STOCKS (Cost $119,961,023)	$123,150,075
SHORT TERM INVESTMENTS - 0.0% (*)
Money Market Funds - 0.0% (*)
4,917	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$4,917
	TOTAL SHORT TERM INVESTMENTS (Cost $4,917)	$4,917
	TOTAL INVESTMENTS - 99.9% (Cost $119,965,940)	$123,154,992
	Other Assets in Excess of Liabilities - 0.1%	129,599
	TOTAL NET ASSETS - 100.0%	$123,284,591

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(*)	Less than 0.05%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at July 31, 2015.

Direxion iBillionaire Index ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
COMMON STOCKS - 99.7%
Air Transportation - 6.1%
	23,193	American Airlines Group, Inc.	$930,039
	23,991	Delta Air Lines, Inc.	1,063,761
			1,993,800
Chemical Manufacturing - 20.9%
	7,683	Air Products and Chemicals, Inc.	1,094,905
	3,842	Allergan, Inc. (a)	1,272,278
	6,953	Amgen, Inc.	1,227,830
	14,070	ENDO Health Solutions, Inc. (a)	1,231,688
	9,445	Monsanto Co.	962,351
	22,283	The Dow Chemical Co.	1,048,638
			6,837,690
Computer and Electronic Product Manufacturing - 5.6%
	8,730	Apple, Inc.	1,058,949
	42,469	Micron Technology, Inc. (a)	786,101
			1,845,050
Electrical Equipment, Appliance, and Component Manufacturing - 3.3%
	6,022	Whirlpool Corp.	1,070,290
Furniture and Related Product Manufacturing - 3.8%
	47,523	Masco Corp.	1,254,132
General Merchandise Stores - 3.8%
	15,257	Dollar General Corp.	1,226,205
Health and Personal Care Stores - 3.2%
	4,681	McKesson Corp.	1,032,488
Hospitals - 4.0%
	14,030	HCA Holdings, Inc. (a)	1,304,930
Insurance Carriers and Related Activities - 3.6%
	6,435	Humana, Inc.	1,171,749
Machinery Manufacturing - 3.0%
	56,288	Applied Materials, Inc.	977,160
Mining (except Oil and Gas) - 1.8%
	36,227	CONSOL Energy, Inc.	598,470
Miscellaneous Manufacturing - 3.7%
	8,744	Thermo Fisher Scientific, Inc.	1,220,050
Motion Picture and Sound Recording Industries - 3.6%
	13,323	Time Warner, Inc.	1,172,957
Nonstore Retailers - 3.9%
	45,412	eBay, Inc. (a)	1,276,986

Other Information Services - 8.3%
2,079	Google, Inc. Class A (a)	1,366,943
2,135	Google, Inc. Class C (a)	1,335,677
		2,702,620
Plastics and Rubber Products Manufacturing - 3.4%
36,378	Goodyear Tire & Rubber Co.	1,096,069
Professional, Scientific, and Technical Services - 7.2%
12,210	MasterCard, Inc.	1,189,254
934	The Priceline Group Inc. (a)	1,161,494
		2,350,748
Publishing Industries (except Internet) - 3.6%
33,742	Twenty-First Century Fox, Inc.	1,163,762
Telecommunications - 0.0%(†)
1	AT&T, Inc.	34
Textile Product Mills - 3.8%
6,117	Mohawk Industries, Inc. (a)	1,233,126
Transportation Equipment Manufacturing - 3.1%
32,424	General Motors Co.	1,021,680
	TOTAL COMMON STOCKS (Cost $31,381,570)	$32,549,996
SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
90,637	Short Term Investments Trust Treasury Portfolio, 0.02% (b)	$90,637
	TOTAL SHORT TERM INVESTMENTS (Cost $90,637)	$90,637
	TOTAL INVESTMENTS (Cost $31,472,207) - 100.0%	$32,640,633
	Liabilities in Excess of Other Assets - 0.0% (†)	(13,154)
	TOTAL NET ASSETS - 100.0%	$32,627,479

Percentages are stated as a percent of net assets.

(†) Less than 0.05%.
(a) Non-income producing security.
(b) Represents annualized seven-day yield at July 31, 2015.

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
COMMON STOCKS - 99.9%
Accommodation - 0.9%
	11,693	Marriott International, Inc. Class A	$849,029
Administrative and Support Services - 4.0%
	12,558	Akamai Technologies, Inc. (a)	963,324
	18,873	Paychex, Inc.	875,707
	784	The Priceline Group, Inc. (a)	974,959
	9,982	TripAdvisor, Inc. (a)	792,371
			3,606,361
Air Transportation - 1.0%
	21,843	American Airlines Group, Inc.	875,904
Amusement, Gambling, and Recreation Industries - 1.0%
	8,804	Wynn Resorts Ltd.	908,837
Beverage and Tobacco Product Manufacturing - 1.2%
	6,788	Monster Beverage Corp. (a)	1,042,297
Broadcasting (except Internet) - 6.0%
	5,350	Charter Communications, Inc. Class A (a)	994,351
	7,510	Comcast Corp.	468,173
	7,501	Comcast Corp. Class A	468,138
	13,387	Discovery Communications, Inc. Class A (a)	442,039
	14,207	Discovery Communications, Inc. Class C (a)	430,472
	11,042	Liberty Interactive Corp. (a)	458,022
	15,780	Liberty Interactive Corp. Class A (a)	458,409
	234,575	Sirius XM Holdings, Inc. (a)	928,917
	13,427	Viacom, Inc. Class B	765,339
			5,413,860
Building Material and Garden Equipment and Supplies Dealers - 1.0%
	21,122	Fastenal Co.	884,167
Chemical Manufacturing - 7.1%
	4,923	Alexion Pharmaceuticals, Inc. (a)	971,997
	6,313	Biomarin Pharmaceutical, Inc. (a)	923,403
	7,745	Celgene Corp. (a)	1,016,531
	7,577	Gilead Sciences, Inc.	893,025
	12,675	Mylan NV (a)	709,673
	1,738	Regeneron Pharmaceuticals, Inc. (a)	962,261
	7,090	Vertex Pharmaceuticals, Inc. (a)	957,150
			6,434,040
Clothing and Clothing Accessories Stores - 1.1%
	17,987	Ross Stores, Inc.	956,189

Computer and Electronic Product Manufacturing - 21.5%
36,298	Activision Blizzard, Inc.	936,125
17,689	Altera Corp.	878,436
13,368	Analog Devices, Inc.	779,755
7,170	Apple, Inc.	869,721
46,035	Applied Materials, Inc.	799,168
6,353	Avago Technologies Ltd.	795,014
16,896	Broadcom Corp. Class A	855,107
31,271	Cisco Systems, Inc.	888,722
19,379	Garmin Ltd.	812,174
4,163	Illumina, Inc. (a)	912,946
28,307	Intel Corp.	819,488
19,204	Linear Technology Corp.	787,364
37,099	Micron Technology, Inc. (a)	686,702
26,756	NetApp, Inc.	833,449
41,509	NVIDIA Corp.	828,105
8,677	NXP Semiconductor NV (a)	841,582
13,574	QUALCOMM, Inc.	874,030
14,202	SanDisk Corp.	856,239
17,016	Seagate Technology PLC	861,010
9,395	Skyworks Solutions, Inc. (a)	898,820
16,654	Texas Instruments, Inc.	832,367
9,974	Western Digital Corp.	858,362
19,607	Xilinx, Inc.	818,592
		19,323,278
Data Processing, Hosting and Related Services - 3.1%
10,755	Automatic Data Processing, Inc.	857,926
12,875	Citrix Systems, Inc. (a)	973,479
10,647	Fiserv, Inc. (a)	924,799
		2,756,204
Food and Beverage Stores - 0.9%
22,168	Whole Foods Market, Inc.	806,915
Food Manufacturing - 3.1%
10,911	Keurig Green Mountain, Inc.	818,761
12,807	Kraft Heinz Co.	1,017,772
22,120	Mondelez International, Inc.	998,276
		2,834,809
Food Services and Drinking Places - 1.1%
16,833	Starbucks Corp.	975,136
Furniture and Home Furnishings Stores - 0.9%
12,833	Bed Bath & Beyond, Inc. (a)	837,097
General Merchandise Stores - 3.0%
6,470	Costco Wholesale Corp.	940,091
11,410	Dollar Tree, Inc. (a)	890,322
9,820	Tractor Supply Co.	908,547
		2,738,960

Health and Personal Care Stores - 2.1%
10,102	Express Scripts Holding Co. (a)	909,887
10,256	Walgreens Boots Alliance, Inc.	991,037
		1,900,924
Insurance Carriers and Related Activities - 1.0%
12,064	Verisk Analytics, Inc. Class A (a)	942,319
Machinery Manufacturing - 1.9%
15,654	KLA-Tencor Corp.	830,445
10,907	Lam Research Corp.	838,421
		1,668,866
Merchant Wholesalers, Durable Goods - 2.1%
6,268	Henry Schein, Inc. (a)	927,539
3,956	O’Reilly Automotive, Inc. (a)	950,666
		1,878,205
Miscellaneous Manufacturing - 2.0%
1,835	Intuitive Surgical, Inc. (a)	978,367
34,038	Mattel, Inc.	790,022
		1,768,389
Miscellaneous Store Retailers - 0.9%
55,421	Staples, Inc.	815,243
Motion Picture and Sound Recording Industries - 1.2%
9,671	Netflix, Inc. (a)	1,105,492
Nonstore Retailers - 2.4%
2,088	Amazon.com, Inc. (a)	1,119,481
35,261	eBay, Inc. (a)	991,540
		2,111,021
Other Information Services - 5.1%
4,305	Baidu, Inc. ADR (a)	743,301
11,002	Facebook, Inc. (a)	1,034,298
814	Google, Inc. Class A (a)	535,205
846	Google, Inc. Class C (a)	529,266
8,593	Liberty Global PLC (a)	422,260
400	Liberty LiLAC Group (a)	17,104
430	Liberty LiLAC Group (a)	18,297
7,997	Liberty Global PLC Class A (a)	419,523
22,409	Yahoo!, Inc. (a)	821,738
		4,540,992
Professional, Scientific, and Technical Services - 4.0%
5,648	Amgen, Inc.	997,380
2,208	Biogen Idec, Inc. (a)	703,866
13,075	Cerner Corp. (a)	937,739
14,527	Cognizant Technology Solutions Corp. Class A (a)	916,654
		3,555,639

Publishing Industries (except Internet) - 9.1%
11,390	Adobe Systems, Inc. (a)	933,866
16,946	Autodesk, Inc. (a)	857,129
29,784	CA, Inc.	867,757
10,842	Check Point Software Technologies Ltd. (a)	875,708
13,765	Electronic Arts, Inc. (a)	984,886
8,702	Intuit, Inc.	920,410
19,692	Microsoft Corp.	919,616
37,715	Symantec Corp.	857,639
13,793	Twenty First Century Fox - A	475,721
13,873	Twenty First Century Fox - B	465,023
		8,157,755
Support Activities for Transportation - 2.1%
14,138	C.H. Robinson Worldwide, Inc.	991,781
18,897	Expeditors International of Washington, Inc.	885,702
		1,877,483
Telecommunications - 6.1%
12,873	Dish Network Corp. (a)	831,724
28,119	Jd Com, Inc. ADR (a)	928,770
11,827	Liberty Media Corp - A (a)	447,061
11,929	Liberty Media Corp - C (a)	449,723
7,580	SBA Communications Corp. (a)	915,058
168,268	VimpelCom Ltd. ADR	972,589
24,569	Vodafone Group PLC ADR	928,217
		5,473,142
Transportation Equipment Manufacturing - 2.0%
14,020	PACCAR, Inc.	909,057
3,458	Tesla Motors, Inc. (a)	920,347
		1,829,404
Waste Management and Remediation Services - 1.0%
6,622	Stericycle, Inc. (a)	933,503
	TOTAL COMMON STOCKS (Cost $85,896,939)	$89,801,460
SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0%(†)
776	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$776
	TOTAL SHORT TERM INVESTMENTS (Cost $776)	$776

TOTAL INVESTMENTS - 99.9% (Cost $85,897,715)	$89,802,236
Other Assets in Excess of Liabilities - 0.1%	131,766
TOTAL NET ASSETS - 100.0%	$89,934,002

Percentages are stated as a percent of net assets.

(†) Less than 0.05%.
(††) Less than 0.005%.
(a) Non-income producing security.
(b) Represents annualized seven-day yield at July 31, 2015.

ADR - American Depository Receipt

Direxion S&P 500® Volatility Response Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.7%
Accommodation - 0.3%
1,341	Host Hotels & Resorts, Inc.	$25,989
365	Marriott International, Inc. Class A	26,503
303	Starwood Hotels & Resorts Worldwide, Inc.	24,076
212	Wyndham Worldwide Corp.	17,494
		94,062
Administrative and Support Services - 1.3%
316	Akamai Technologies, Inc. (a)	24,240
769	Baker Hughes, Inc.	44,717
64	Dun & Bradstreet Corp.	7,985
210	Equifax, Inc.	21,447
332	Iron Mountain, Inc.	9,977
315	Moody’s Corp.	34,786
579	Paychex, Inc.	26,866
1,957	PayPal Holdings, Inc. (a)	75,736
92	priceline.com, Inc. (a)	114,408
239	Robert Half International, Inc.	13,152
303	The ADT Corp.	10,463
198	TripAdvisor, Inc. (a)	15,717
754	Waste Management, Inc.	38,552
		438,046
Air Transportation - 0.5%
1,226	American Airlines Group, Inc.	49,163
1,454	Delta Air Lines, Inc.	64,470
1,183	Southwest Airlines Co.	42,825
		156,458
Ambulatory Health Care Services - 0.2%
305	DaVita, Inc. (a)	24,104
177	Laboratory Corp. of America Holdings (a)	22,530
254	Quest Diagnostics, Inc.	18,748
		65,382
Amusement, Gambling, and Recreation Industries - 1.1%
2,764	The Walt Disney Co.	331,680
144	Wynn Resorts Ltd.	14,865
		346,545
Apparel Manufacturing - 0.4%
168	Cintas Corp.	14,364
352	Michael Kors Holdings Ltd. (a)	14,781
146	PVH Corp.	16,942
298	Under Armour, Inc. Class A (a)	29,600
602	V F Corp.	46,408
		122,095

Beverage and Tobacco Product Manufacturing - 3.6%
3,481	Altria Group, Inc.	189,297
276	Brown Forman Corp. Class B	29,921
6,944	Coca-Cola Co.	285,260
380	Coca-Cola Enterprises, Inc.	19,410
300	Constellation Brands, Inc. Class A	36,006
340	Dr Pepper Snapple Group, Inc.	27,275
283	Molson Coors Brewing Co. Class B	20,133
259	Monster Beverage Corp. (a)	39,769
2,613	Pepsico, Inc.	251,763
2,743	Philip Morris International, Inc.	234,609
736	Reynolds American, Inc.	63,141
		1,196,584
Broadcasting (except Internet) - 1.5%
391	Cablevision Systems Corp. Class A	11,034
801	CBS Corp. Class B	42,830
4,449	Comcast Corp. Class A	277,662
264	Discovery Communications, Inc. Class A (a)	8,717
462	Discovery Communications, Inc. Class C (a)	13,999
168	Scripps Networks Interactive, Inc. Class A	10,513
500	Time Warner Cable, Inc.	95,005
633	Viacom, Inc. Class B	36,081
		495,841
Building Material and Garden Equipment and Supplies Dealers - 1.2%
481	Fastenal Co.	20,135
2,299	Home Depot, Inc.	269,052
1,651	Lowe’s Companies, Inc.	114,513
		403,700
Chemical Manufacturing - 11.7%
2,635	Abbott Laboratories	133,568
3,044	AbbVie, Inc.	213,110
342	Air Products & Chemicals, Inc.	48,738
397	Alexion Pharmaceuticals, Inc. (a)	78,384
694	Allergan PLC (a)	229,818
963	Baxalta, Inc. (a)	31,615
2,951	Bristol-Myers Squibb Co.	193,704
1,404	Celgene Corp. (a)	184,275
416	CF Industries Holdings, Inc.	24,627
232	Clorox Co.	25,970
1,505	Colgate-Palmolive Co.	102,370
1,602	E.I. du Pont de Nemours and Co.	89,328
264	Eastman Chemical Co.	20,698
474	Ecolab, Inc.	54,894
1,728	Eli Lilly & Co.	146,033
359	Endo Health Solutions, Inc. (a)	31,427
236	FMC Corp.	11,455
2,601	Gilead Sciences, Inc.	306,554
306	Hospira, Inc. (a)	27,372
143	International Flavors & Fragrances, Inc.	16,529
4,908	Johnson & Johnson	491,831
695	LyondellBasell Industries N.V. Class A	65,212
207	Mallinckrodt PLC (a)	25,660
359	Mead Johnson Nutrition Co.	31,732
5,001	Merck & Co., Inc.	294,859
843	Monsanto Co.	85,893
549	Mosaic Co.	23,574
728	Mylan NV (a)	40,761
259	Perrigo Company PLC	49,780
10,900	Pfizer, Inc.	393,054
481	PPG Industries, Inc.	52,131
510	Praxair, Inc.	58,211
133	Regeneron Pharmaceuticals, Inc. (a)	73,637
1,919	The Dow Chemical Co.	90,308
431	Vertex Pharmaceuticals, Inc. (a)	58,185
885	Zoetis, Inc.	43,347
		3,848,644
Clothing and Clothing Accessories Stores - 0.8%
465	Gap, Inc.	16,963
711	Hanesbrands, Inc.	22,062
434	L Brands, Inc.	35,033
250	Nordstrom, Inc.	19,078
732	Ross Stores, Inc.	38,913
142	Signet Jewelers Ltd.	17,213
199	Tiffany & Co.	19,044
1,204	TJX Companies, Inc.	84,063
172	Urban Outfitters, Inc. (a)	5,611
		257,980
Computer and Electronic Product Manufacturing - 10.0%
590	Agilent Technologies, Inc.	24,160
533	Altera Corp.	26,469
547	Amphenol Corp. Class A	30,856
555	Analog Devices, Inc.	32,373

10,198	Apple, Inc.	1,237,017
2,180	Applied Materials, Inc.	37,845
460	Avago Technologies Ltd.	57,564
962	Broadcom Corp. Class A	48,687
9,003	Cisco Systems, Inc.	255,865
1,090	Danaher Corp.	99,800
3,438	EMC Corp.	92,448
133	First Solar, Inc. (a)	5,892
248	FLIR System, Inc.	7,636
76	Fossil Group, Inc. (a)	5,225
213	Garmin Ltd.	8,927
126	Harman International Industries, Inc.	13,565
218	Harris Corp.	18,081
3,198	Hewlett-Packard Co.	97,603
8,397	Intel Corp.	243,093
622	Juniper Networks, Inc.	17,677
145	L-3 Communications Holdings, Inc.	16,742
423	Linear Technology Corp.	17,343
358	Microchip Technology, Inc.	15,337
1,907	Micron Technology, Inc. (a)	35,298
329	Motorola Solutions, Inc.	19,793
552	NetApp, Inc.	17,195
343	Northrop Grumman Corp.	59,342
905	NVIDIA Corp.	18,055
200	PerkinElmer, Inc.	10,584
265	Qorvo, Inc. (a)	15,357
2,884	QUALCOMM, Inc.	185,701
540	Raytheon Co.	58,909
238	Rockwell Automation, Inc.	27,794
178	Roper Technologies, Inc.	29,774
368	SanDisk Corp.	22,187
562	Seagate Technology PLC	28,437
339	Skyworks Solutions, Inc.	32,432
496	St. Jude Medical, Inc.	36,615
251	Teradata Corp. (a)	9,315
1,842	Texas Instruments, Inc.	92,063
704	Thermo Fisher Scientific, Inc.	98,229
745	Tyco Intl Plc	28,302
176	Varian Medical Systems, Inc. (a)	15,148
385	Western Digital Corp.	33,133
457	Xilinx, Inc.	19,080
		3,302,948
Construction of Buildings - 0.1%
591	D.R. Horton, Inc.	17,547
316	Lennar Corp. Class A	16,761
581	PulteGroup, Inc.	12,038
		46,346
Couriers and Messengers - 0.6%
466	FedEx Corp.	79,882
1,228	United Parcel Service, Inc. Class B	125,698
		205,580
Credit Intermediation and Related Activities - 8.6%
1,546	American Express Co.	117,589
321	Ameriprise Financial, Inc.	40,340
18,590	Bank Of America Corp.	332,389
1,986	Bank Of New York Mellon Corp.	86,192
1,375	BB&T Corp.	55,371
967	Capital One Financial Corp.	78,617
5,371	Citigroup, Inc.	313,989
315	Comerica, Inc.	14,940
783	Discover Financial Services	43,699
502	Fidelity National Information Services, Inc.	32,846
1,434	Fifth Third Bancorp	30,214
487	H & R Block, Inc.	16,212
853	Hudson City Bancorp, Inc.	8,794
1,432	Huntington Bancshares, Inc.	16,711
6,569	JPMorgan Chase & Co.	450,174
1,501	KeyCorp	22,275
235	M&T Bank Corp.	30,820
389	Northern Trust Corp.	29,755
547	People’s United Financial, Inc.	8,900
917	PNC Financial Services Group, Inc.	90,031
2,373	Regions Financial Corp.	24,656
728	State Street Corp.	55,736
914	SunTrust Banks, Inc.	40,527
3,138	U.S. Bancorp	141,869
3,422	Visa, Inc. Class A	257,814
8,295	Wells Fargo & Co.	480,032
914	Western Union Co.	18,499
360	Zions Bancorporation	11,228
		2,850,219

Data Processing, Hosting and Related Services - 0.5%
831	Automatic Data Processing, Inc.	66,289
284	Citrix Systems, Inc. (a)	21,473
419	Fiserv, Inc. (a)	36,394
325	Red Hat, Inc. (a)	25,701
290	Total System Services, Inc.	13,404
		163,261
Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
427	AMETEK Inc New	22,652
2,228	Corning, Inc.	41,619
284	Dover Corp.	18,196
1,183	Emerson Electric Co.	61,220
719	TE Connectivity Ltd.	43,802
139	Whirlpool Corp.	24,704
		212,193
Electronics and Appliance Stores - 0.1%
518	Best Buy Co., Inc.	16,726
189	GameStop Corp. Class A	8,666
		25,392
Fabricated Metal Product Manufacturing - 0.3%
244	Ball Corp.	16,553
245	Parker Hannifin Corp.	27,624
318	Pentair PLC	19,338
104	Snap-on, Inc.	17,139
272	Stanley Black & Decker, Inc.	28,693
		109,347
Food and Beverage Stores - 0.3%
1,736	Kroger Co.	68,121
635	Whole Foods Market, Inc.	23,114
		91,235
Food Manufacturing - 1.6%
1,098	Archer-Daniels Midland Co.	52,067
315	Campbell Soup Co.	15,533
756	ConAgra Foods, Inc.	33,309
1,055	General Mills, Inc.	61,412
238	Hormel Foods Corp.	14,092
443	Kellogg Co.	29,313
204	Keurig Green Mountain, Inc.	15,308
226	McCormick & Co, Inc.	18,534
2,879	Mondelez International, Inc.	129,929
260	The Hershey Co.	24,151
171	The J.M. Smucker Co.	19,099
1,048	The Kraft Heinz Co.	83,285
516	Tyson Foods, Inc. Class A	22,885
		518,917
Food Services and Drinking Places - 1.4%
55	Chipotle Mexican Grill, Inc. (a)	40,823
223	Darden Restaurants, Inc.	16,449
1,697	McDonald’s Corp.	169,462
2,656	Starbucks Corp.	153,862
765	Yum! Brands, Inc.	67,136
		447,732
Forestry and Logging - 0.0% (†)
311	Plum Creek Timber Co., Inc.	12,751
Furniture and Home Furnishings Stores - 0.1%
303	Bed Bath & Beyond, Inc. (a)	19,765
Furniture and Related Product Manufacturing - 0.2%
1,160	Johnson Controls, Inc.	52,849
244	Leggett & Platt, Inc.	11,666
		64,515
General Merchandise Stores - 1.7%
778	Costco Wholesale Corp.	113,043
526	Dollar General Corp.	42,275
407	Dollar Tree, Inc. (a)	31,758
351	Kohl’s Corp.	21,523
596	Macy’s, Inc.	41,160
1,130	Target Corp.	92,491
241	Tractor Supply Co.	22,297
2,793	Wal-Mart Stores, Inc.	201,040
		565,587
Health and Personal Care Stores - 1.8%
1,997	CVS Health Corp.	224,603
1,291	Express Scripts Holding Co. (a)	116,280
409	McKesson Corp.	90,213
1,544	Walgreens Boots Alliance Inc.	149,197
		580,293
Hospitals - 0.2%
513	HCA Holdings, Inc. (a)	47,714
175	Tenet Healthcare Corp. (a)	9,853
161	Universal Health Services, Inc. Class B	23,382
		80,949
Insurance Carriers and Related Activities - 5.6%
578	ACE Ltd.	62,869

618	Aetna, Inc.	69,815
768	Aflac, Inc.	49,190
724	Allstate Corp.	49,920
2,360	American International Group, Inc.	151,323
468	Anthem, Inc.	72,198
499	Aon PLC	50,284
121	Assurant, Inc.	9,027
3,228	Berkshire Hathaway, Inc. Class B (a)	460,765
406	Chubb Corp.	50,478
455	CIGNA Corp.	65,547
262	Cincinnati Financial Corp.	14,465
881	Genworth Financial, Inc. Class A (a)	6,176
743	Hartford Financial Services Group, Inc.	35,330
265	Humana, Inc.	48,254
448	Lincoln National Corp.	25,231
526	Loews Corp.	20,046
953	Marsh & McLennan Companies, Inc.	55,217
1,976	MetLife, Inc.	110,142
485	Principal Financial Group, Inc.	26,922
945	Progressive Corp.	28,823
802	Prudential Financial, Inc.	70,865
223	Torchmark Corp.	13,739
564	Travelers Companies, Inc.	59,852
1,685	UnitedHealth Group, Inc.	204,559
441	Unum Group	15,805
543	XL Group PLC	20,645
		1,847,487
Leather and Allied Product Manufacturing - 0.4%
1,232	NIKE, Inc. Class B	141,951
Machinery Manufacturing - 3.0%
339	Cameron International Corp. (a)	17,106
1,069	Caterpillar, Inc.	84,055
297	Cummins, Inc.	38,470
591	Deere & Co.	55,891
238	Flowserve Corp.	11,184
408	FMC Technologies, Inc. (a)	13,366
17,836	General Electric Co.	465,520
468	Ingersoll-Rand PLC	28,735
172	Joy Global, Inc.	4,543
283	KLA-Tencor Corp.	15,013
280	Lam Research Corp.	21,524
686	National Oilwell Varco, Inc.	28,901
189	Pall Corp.	23,899
357	Pitney Bowes, Inc.	7,468
1,465	United Technologies Corp.	146,954
321	Xylem, Inc.	11,084
		973,713
Management of Companies and Enterprises - 0.1%
1,208	AES Corp.	15,462
212	AGL Resources, Inc.	10,193
		25,655
Merchant Wholesalers, Durable Goods - 0.6%
511	Delphi Automotive PLC	39,899
148	Henry Schein, Inc. (a)	21,901
178	O’Reilly Automotive, Inc. (a)	42,775
151	Patterson Companies, Inc	7,574
106	W.W. Grainger, Inc.	24,243
459	WestRock Co. (a)	28,945
1,837	Xerox Corp.	20,244
		185,581
Merchant Wholesalers, Nondurable Goods - 1.7%
121	Airgas, Inc.	12,344
370	AmerisourceBergen Corp.	39,128
586	Cardinal Health, Inc.	49,798
4,802	Procter & Gamble Co.	368,313
107	Ralph Lauren Corp.	13,470
211	Sigma-Aldrich Corp.	29,458
1,051	Sysco Corp.	38,162
		550,673
Mining (except Oil and Gas) - 0.3%
405	CONSOL Energy, Inc.	6,690
1,841	Freeport-McMoRan Copper & Gold, Inc.	21,632
110	Martin Marietta Materials, Inc.	17,250
936	Newmont Mining Corp.	16,071
235	Vulcan Materials Co.	21,390
		83,033
Miscellaneous Manufacturing - 1.7%
1,123	3M Co.	169,955
963	Baxter International, Inc.	38,597
371	Becton, Dickinson & Co.	56,448
2,373	Boston Scientific Corp. (a)	41,148
132	C.R. Bard, Inc.	25,958

489	Coach, Inc.	15,257
247	DENTSPLY International, Inc.	14,057
190	Edwards Lifesciences Corp. (a)	28,910
396	Estee Lauder Companies, Inc. Class A	35,287
198	Hasbro, Inc.	15,590
65	Intuitive Surgical, Inc. (a)	34,656
599	Mattel, Inc.	13,903
529	Stryker Corp.	54,101
302	Zimmer Biomet Holdings, Inc.	31,429
		575,296
Miscellaneous Store Retailers - 0.0%(†)
1,134	Staples, Inc.	16,681
Motion Picture and Sound Recording Industries - 0.7%
756	Netflix, Inc. (a)	86,419
1,459	Time Warner, Inc.	128,450
		214,869
Motor Vehicle and Parts Dealers - 0.3%
130	Advance Auto Parts, Inc.	22,647
133	AutoNation, Inc. (a)	8,291
56	AutoZone, Inc. (a)	39,253
371	CarMax, Inc. (a)	23,933
		94,124
Nonmetallic Mineral Product Manufacturing - 0.1%
286	Owens-Illinois, Inc. (a)	6,106
140	The Sherwin Williams Co.	38,886
		44,992
Nonstore Retailers - 1.3%
675	Amazon.com, Inc. (a)	361,901
1,957	eBay, Inc. (a)	55,031
		416,932
Oil and Gas Extraction - 1.7%
900	Anadarko Petroleum Corp.	66,915
667	Apache Corp.	30,589
732	Cabot Oil & Gas Corp.	19,149
917	Chesapeake Energy Corp.	7,941
165	Cimarex Energy Co.	17,180
684	Devon Energy Corp.	33,803
971	EOG Resources, Inc.	74,952
190	Helmerich & Payne, Inc.	10,971
432	Hess Corp.	25,492
288	Newfield Exploration Co. (a)	9,444
758	Noble Energy, Inc.	26,704
1,360	Occidental Petroleum Corp.	95,472
960	Phillips 66	76,320
264	Pioneer Natural Resources Co.	33,467
295	Range Resources Corp.	11,605
685	Southwestern Energy Co. (a)	12,741
		552,745
Other Information Services - 3.2%
3,728	Facebook, Inc. (a)	350,469
507	Google, Inc. Class A (a)	333,353
508	Google, Inc. Class C (a)	317,810
185	VeriSign, Inc. (a)	13,124
1,545	Yahoo!, Inc. (a)	56,655
		1,071,411
Paper Manufacturing - 0.4%
748	International Paper Co.	35,807
645	Kimberly-Clark Corp.	74,156
372	Sealed Air Corp.	19,779
		129,742
Petroleum and Coal Products Manufacturing - 3.2%
3,328	Chevron Corp.	294,461
7,401	Exxon Mobil Corp.	586,233
1,194	Marathon Oil Corp.	25,086
961	Marathon Petroleum Corp.	52,538
296	Murphy Oil Corp.	9,706
223	Tesoro Corp.	21,707
901	Valero Energy Corp.	59,106
		1,048,837
Pipeline Transportation - 0.2%
562	Columbia Pipeline Group, Inc.	16,399
1,193	Williams Companies, Inc.	62,609
		79,008
Plastics and Rubber Products Manufacturing - 0.3%
477	Goodyear Tire & Rubber Co.	14,372
599	Illinois Tool Works, Inc.	53,593
475	Newell Rubbermaid, Inc.	20,558
		88,523
Primary Metal Manufacturing - 0.3%
2,318	Alcoa, Inc.	22,879
565	Nucor Corp.	24,939
245	Precision Castparts Corp.	47,755
		95,573

Printing and Related Support Activities - 0.0% (†)
161	Avery Dennison Corp.	9,797
Professional, Scientific, and Technical Services - 3.9%
1,109	Accenture PLC Class A	114,349
110	Alliance Data Systems Corp. (a)	30,254
1,346	Amgen, Inc.	237,690
416	Biogen Idec, Inc. (a)	132,612
542	Cerner Corp. (a)	38,872
1,081	Cognizant Technology Solutions Corp. Class A (a)	68,211
244	Computer Sciences Corp.	15,965
128	F5 Networks, Inc. (a)	17,170
261	Fluor Corp.	12,202
1,621	International Business Machines Corp.	262,586
731	Interpublic Group of Companies, Inc.	15,570
222	Jacobs Engineering Group, Inc. (a)	9,351
1,716	MasterCard, Inc. Class A	167,138
654	Nielsen Holdings N.V.	31,693
432	Omnicom Group, Inc.	31,571
1,079	Salesforce.com, Inc. (a)	79,091
146	Waters Corp. (a)	19,490
		1,283,815
Publishing Industries (except Internet) - 3.9%
841	Adobe Systems, Inc. (a)	68,954
402	Autodesk, Inc. (a)	20,333
560	CA, Inc.	16,316
550	Electronic Arts, Inc. (a)	39,352
488	Intuit, Inc.	51,616
484	McGraw-Hill Financial, Inc.	49,247
14,320	Microsoft Corp.	668,744
887	News Corp. Class A (a)	13,065
5,643	Oracle Corp.	225,381
1,205	Symantec Corp.	27,402
401	TEGNA, Inc.	11,681
3,132	Twenty First Century Fox - A	108,023
		1,300,114
Rail Transportation - 0.8%
1,748	CSX Corp.	54,677
195	Kansas City Southern	19,342
540	Norfolk Southern Corp.	45,538
1,550	Union Pacific Corp.	151,265
		270,822
Real Estate - 2.2%
749	American Tower Corp.	71,237
277	Apartment Investment & Management Co. Class A	10,825
234	AvalonBay Communities, Inc.	40,328
272	Boston Properties, Inc.	33,532
495	CBRE Group, Inc. Class A (a)	18,795
645	Equity Residential	48,252
116	Essex Property Trust, Inc.	26,090
1,114	General Growth Properties, Inc.	30,234
817	HCP, Inc.	31,569
622	Health Care REIT, Inc.	43,148
730	Kimco Realty Corp.	18,038
249	Macerich Co.	19,711
928	Prologis, Inc.	37,686
257	Public Storage	52,731
411	Realty Income Corp.	19,847
551	Simon Property Group, Inc.	103,158
176	SL Green Realty Corp.	20,265
586	Ventas, Inc.	39,315
310	Vornado Realty Trust	30,241
917	Weyerhaeuser Co.	28,143
		723,145
Rental and Leasing Services - 0.1%
95	Ryder System, Inc.	8,600
171	United Rentals, Inc. (a)	11,455
		20,055
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.6%
97	Affiliated Managers Group (a)	20,166
169	Allegion Public Ltd. Co.	10,684
225	BlackRock, Inc.	75,672
2,046	Charles Schwab Corp.	71,364
562	CME Group, Inc.	53,975
513	E*TRADE Financial Corp. (a)	14,579
690	Franklin Resources, Inc.	31,430
711	Goldman Sachs Group, Inc.	145,805
198	IntercontinentalExchange, Inc.	45,152
762	Invesco Ltd. (b)	29,413
172	Legg Mason, Inc.	8,486
2,522	Medtronic PLC	197,700
2,720	Morgan Stanley	105,645

209	NASDAQ OMX Group, Inc.	10,665
688	Navient Corp.	10,802
465	T. Rowe Price Group, Inc.	35,865
		867,403
Specialty Trade Contractors - 0.0% (†)
375	Quanta Services, Inc. (a)	10,357
Support Activities for Mining - 1.1%
2,183	ConocoPhillips	109,892
119	Diamond Offshore Drilling, Inc.	2,612
414	Ensco PLC Class A	6,864
1,506	Halliburton Co.	62,936
2,248	Schlumberger Ltd.	186,180
605	Transocean Ltd.	8,022
		376,506
Support Activities for Transportation - 0.2%
258	C.H. Robinson Worldwide, Inc.	18,099
176	Expedia, Inc.	21,373
339	Expeditors International of Washington, Inc.	15,889
		55,361
Telecommunications - 2.6%
10,875	AT&T, Inc.	377,797
998	CenturyLink, Inc.	28,543
598	Crown Castle International Corp.	48,982
101	Equinix, Inc.	28,170
2,041	Frontier Communications Corp.	9,634
521	Level 3 Communications, Inc. (a)	26,310
7,220	Verizon Communications, Inc.	337,824
		857,260
Textile Product Mills - 0.1%
110	Mohawk Industries, Inc. (a)	22,175
Transportation Equipment Manufacturing - 2.6%
1,139	Boeing Co.	164,210
400	BorgWarner, Inc.	19,884
827	Eaton Corp PLC	50,100
7,036	Ford Motor Co.	104,344
553	General Dynamics Corp.	82,458
2,390	General Motors Co.	75,309
370	Harley-Davidson, Inc.	21,571
1,384	Honeywell International, Inc.	145,389
473	Lockheed Martin Corp.	97,958
628	PACCAR, Inc.	40,719
234	Rockwell Collins, Inc.	19,801
491	Textron, Inc.	21,457
		843,200
Truck Transportation - 0.0% (†)
163	J.B. Hunt Transport Services, Inc.	13,712
Utilities - 3.3%
429	Ameren Corp.	17,623
868	American Electric Power Co., Inc.	49,103
761	CenterPoint Energy, Inc.	14,718
488	CMS Energy Corp.	16,719
518	Consolidated Edison, Inc.	32,940
1,050	Dominion Resources, Inc.	75,285
318	DTE Energy Co.	25,586
1,224	Duke Energy Corp.	90,845
577	Edison International	34,626
318	Entergy Corp.	22,584
270	EQT Corp.	20,750
562	Eversource Energy	27,943
1,524	Exelon Corp.	48,905
747	FirstEnergy Corp.	25,368
3,070	Kinder Morgan, Inc.	106,345
786	NextEra Energy, Inc.	82,687
562	NiSource, Inc.	9,813
591	NRG Energy, Inc.	13,268
370	ONEOK, Inc.	13,982
447	Pepco Holdings, Inc.	11,926
850	PG&E Corp.	44,634
196	Pinnacle West Capital Corp.	12,095
1,183	PPL Corp.	37,631
896	Public Service Enterprise Group, Inc.	37,336
253	SCANA Corp.	13,864
412	Sempra Energy	41,933
1,608	Southern Co.	71,926
1,189	Spectra Energy Corp.	35,979
416	TECO Energy, Inc.	9,202
556	WEC Energy Group, Inc.	27,244
898	Xcel Energy, Inc.	31,134
		1,103,994

Waste Management and Remediation Services - 0.1%
441	Republic Services, Inc.	18,756
150	Stericycle, Inc. (a)	21,145
		39,901
Water Transportation - 0.2%
798	Carnival Corp.	42,526
292	Royal Caribbean Cruises Ltd.	26,236
		68,762
Wholesale Electronic Markets and Agents and Brokers - 0.1%
269	Genuine Parts Co.	23,928
Wood Product Manufacturing - 0.1%
558	Leucadia National Corp.	13,124
616	Masco Corp.	16,256
		29,380
	TOTAL COMMON STOCKS (Cost $28,960,773)	$32,878,880
	TOTAL INVESTMENTS - 99.7% (Cost $28,960,773)	$32,878,880
	Other Assets in Excess of Liabilities - 0.3%	99,750
	TOTAL NET ASSETS - 100.0%	$32,978,630

Percentages are stated as a percent of net assets.

(†) Less than 0.05%.
(a) Non-income producing security.

Direxion Value Line® Conservative Equity ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
COMMON STOCKS - 99.4%
Administrative and Support Services - 1.3%
	755	Paychex, Inc.	$35,032
	678	Waste Management, Inc.	34,666
			69,698
Ambulatory Health Care Services - 0.8%
	314	Laboratory Corp. of America Holdings (a)	39,969
Amusement, Gambling, and Recreation Industries - 0.9%
	378	The Walt Disney Co.	45,360
Beverage and Tobacco Product Manufacturing - 3.6%
	322	Anheuser-Busch InBev SA/NV ADR	38,495
	398	Brown Forman Corp. Class B	43,147
	818	Coca-Cola Co.	33,603
	318	Diageo PLC ADR	35,715
	373	Pepsico, Inc.	35,939
			186,899
Building Material and Garden Equipment and Supplies Dealers - 0.8%
	344	Home Depot, Inc.	40,258
Chemical Manufacturing - 14.8%
	782	Abbott Laboratories	39,640
	247	Air Products & Chemicals, Inc.	35,200
	388	Bio-Techne Corp.	42,439
	594	Bristol-Myers Squibb Co.	38,990
	448	Church & Dwight Co., Inc.	38,676
	512	Colgate-Palmolive Co.	34,826
	516	E.I. du Pont de Nemours and Co.	28,772
	351	Ecolab, Inc.	40,649
	498	Eli Lilly & Co.	42,086
	834	GlaxoSmithKline PLC ADR	36,229
	354	International Flavors & Fragrances, Inc.	40,919
	336	Johnson & Johnson	33,671
	576	Merck & Co., Inc.	33,961
	379	Novartis AG ADR	39,321
	829	Novo-Nordisk A/S ADR	48,878
	1,106	Pfizer, Inc.	39,882
	312	PPG Industries, Inc.	33,815
	283	Praxair, Inc.	32,302
	770	Sanofi ADR	41,572
	632	Teva Pharmaceutical Industries Ltd. ADR	43,621
			765,449
Clothing and Clothing Accessories Stores - 0.7%
	520	TJX Companies, Inc.	36,306

Computer and Electronic Product Manufacturing - 5.4%
985	Intel Corp.	28,516
539	Motorola Solutions, Inc.	32,426
241	Northrop Grumman Corp.	41,695
477	QUALCOMM, Inc.	30,714
327	Raytheon Co.	35,672
232	Roper Technologies, Inc.	38,807
671	Texas Instruments, Inc.	33,537
409	Varian Medical Systems, Inc. (a)	35,203
		276,570
Couriers and Messengers - 0.6%
323	United Parcel Service, Inc. Class B	33,062
Credit Intermediation and Related Activities - 2.3%
839	Commerce Bancshares, Inc.	39,508
528	Cullen/Frost Bankers, Inc.	38,254
540	Visa, Inc. Class A	40,684
		118,446
Data Processing, Hosting and Related Services - 0.7%
421	Automatic Data Processing, Inc.	33,583
Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
575	Emerson Electric Co.	29,756
Food and Beverage Stores - 0.6%
755	Weis Markets, Inc.	31,838
Food Manufacturing - 6.1%
990	ConAgra Foods, Inc.	43,619
668	General Mills, Inc.	38,884
690	Hormel Foods Corp.	40,855
539	Kellogg Co.	35,666
383	Lancaster Colony Corp.	35,700
480	McCormick & Co, Inc.	39,365
354	The J.M. Smucker Co.	39,538
1,224	Tootsie Roll Industries, Inc.	39,743
		313,370
Food Services and Drinking Places - 1.7%
376	McDonald’s Corp.	37,547
877	Starbucks Corp.	50,805
		88,352
Furniture and Home Furnishings Stores - 0.6%
461	Bed Bath & Beyond, Inc. (a)	30,071
General Merchandise Stores - 2.0%
245	Costco Wholesale Corp.	35,598
449	Target Corp.	36,751
403	Wal-Mart Stores, Inc.	29,008
		101,357
Health and Personal Care Stores - 1.5%
369	CVS Health Corp.	41,502
167	McKesson Corp.	36,835
		78,337

Insurance Carriers and Related Activities - 10.5%
311	ACE Ltd.	33,828
77	Alleghany Corp. (a)	37,432
506	Allstate Corp.	34,889
374	Aon PLC	37,688
596	Arch Capital Group Ltd. (a)	42,531
745	Arthur J. Gallagher & Co.	35,335
237	Berkshire Hathaway, Inc. Class B (a)	33,829
345	Chubb Corp.	42,894
206	Everest Re Group Ltd.	37,723
52	Markel Corp. (a)	46,267
662	Torchmark Corp.	40,786
337	Travelers Companies, Inc.	35,762
351	UnitedHealth Group, Inc.	42,611
718	W.R. Berkley Corp.	40,007
		541,582
Leather and Allied Product Manufacturing - 0.8%
374	NIKE, Inc. Class B	43,092
Machinery Manufacturing - 1.3%
405	Deere & Co.	38,301
312	United Technologies Corp.	31,297
		69,598
Management of Companies and Enterprises - 0.6%
654	AGL Resources, Inc.	31,444
Merchant Wholesalers, Durable Goods - 0.6%
142	W.W. Grainger, Inc.	32,477
Merchant Wholesalers, Nondurable Goods - 4.8%
313	Airgas, Inc.	31,932
385	AmerisourceBergen Corp.	40,714
439	Cardinal Health, Inc.	37,306
388	Procter & Gamble Co.	29,760
253	Sigma-Aldrich Corp.	35,321
885	Sysco Corp.	32,134
890	Unilever PLC ADR	40,344
		247,511
Miscellaneous Manufacturing - 4.2%
219	3M Co.	33,143
899	Baxter International, Inc.	36,032
247	Becton, Dickinson & Co.	37,581
210	C.R. Bard, Inc.	41,296
376	Stryker Corp.	38,454
300	Zimmer Biomet Holdings, Inc.	31,221
		217,727
Nonmetallic Mineral Product Manufacturing - 0.7%
133	The Sherwin Williams Co.	36,942
Oil and Gas Extraction - 1.9%
451	Occidental Petroleum Corp.	31,660
1,408	Questar Corp.	31,173
729	Total SA ADR	35,933
		98,766

Other Information Services - 0.8%
69	Google, Inc. Class C (a)	43,167
Paper Manufacturing - 1.4%
784	Bemis Co., Inc.	34,943
305	Kimberly-Clark Corp.	35,066
		70,009
Petroleum and Coal Products Manufacturing - 1.8%
322	Chevron Corp.	28,491
387	Exxon Mobil Corp.	30,654
537	Royal Dutch Shell PLC Class B ADR	31,226
		90,371
Pipeline Transportation - 1.9%
1,167	New Jersey Resources Corp.	33,726
757	TransCanada Corp.	29,455
647	WGL Holdings, Inc.	36,167
		99,348
Plastics and Rubber Products Manufacturing - 0.7%
381	Illinois Tool Works, Inc.	34,088
Primary Metal Manufacturing - 0.6%
150	Precision Castparts Corp.	29,238
Professional, Scientific, and Technical Services - 3.1%
401	Accenture PLC Class A	41,347
725	Amdocs Ltd	42,521
227	Amgen, Inc.	40,086
223	International Business Machines Corp.	36,124
		160,078
Publishing Industries (except Internet) - 2.9%
395	Intuit, Inc.	41,779
761	Microsoft Corp.	35,539
805	Oracle Corp.	32,152
824	Synopsys, Inc. (a)	41,892
		151,362
Rail Transportation - 0.6%
310	Union Pacific Corp.	30,253
Real Estate - 0.7%
182	Public Storage	37,343
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
488	Medtronic PLC	38,254
Support Activities for Mining - 0.5%
552	ConocoPhillips	27,788
Telecommunications - 1.4%
1,034	AT&T, Inc.	35,921
739	Verizon Communications, Inc.	34,578
		70,499
Transportation Equipment Manufacturing - 3.6%
272	Boeing Co.	39,214
256	General Dynamics Corp.	38,172
354	Honeywell International, Inc.	37,188
184	Lockheed Martin Corp.	38,107
415	Rockwell Collins, Inc.	35,117
		187,798

Utilities - 7.7%
637	Atmos Energy Corp.	35,226
636	Cleco Corp.	34,617
526	Consolidated Edison, Inc.	33,448
740	Eversource Energy	36,793
1,485	MDU Resources Group, Inc.	28,972
779	MGE Energy, Inc.	30,911
716	Northwest Natural Gas Co.	30,996
1,001	OGE Energy Corp.	29,790
508	Pinnacle West Capital Corp.	31,349
849	Public Service Enterprise Group, Inc.	35,378
659	WEC Energy Group, Inc.	32,291
1,061	Xcel Energy, Inc.	36,785
		396,556
Wholesale Electronic Markets and Agents and Brokers - 0.6%
342	Genuine Parts Co.	30,421
	TOTAL COMMON STOCKS (Cost $4,996,444)	$5,134,393
	TOTAL INVESTMENTS - 99.4% (Cost $4,996,444)	$5,134,393
	Other Assets in Excess of Liabilities - 0.6%	28,979
	TOTAL NET ASSETS - 100.0%	$5,163,372

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

ADR - American Depository Receipt

Direxion Value Line® Mid- and Large-Cap High Dividend ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
COMMON STOCKS - 92.3%
Accommodation - 1.6%
	4,197	Host Hotels & Resorts, Inc.	$81,338
Amusement, Gambling, and Recreation Industries - 2.0%
	1,826	Las Vegas Sands Corp.	102,329
Beverage and Tobacco Product Manufacturing - 2.2%
	2,001	Altria Group, Inc.	108,814
Chemical Manufacturing - 10.7%
	701	Air Products & Chemicals, Inc.	99,900
	1,326	LyondellBasell Industries N.V. Class A	124,419
	2,271	The Dow Chemical Co.	106,873
	1,645	Tupperware Brands Corp.	96,183
	1,711	Westlake Chemical Corp.	106,886
			534,261
Clothing and Clothing Accessories Stores - 3.6%
	836	Dillard’s, Inc. Class A	85,172
	2,183	The Buckle, Inc.	96,554
			181,726
Computer and Electronic Product Manufacturing - 11.7%
	3,650	Cisco Systems, Inc.	103,733
	1,577	QUALCOMM, Inc.	101,543
	929	Raytheon Co.	101,345
	1,546	Seagate Technology PLC	78,228
	1,907	Texas Instruments, Inc.	95,312
	2,454	Xilinx, Inc.	102,454
			582,615
Credit Intermediation and Related Activities - 4.4%
	8,331	Fulton Financial Corp.	107,970
	1,896	Wells Fargo & Co.	109,721
			217,691
Electronics and Appliance Stores - 2.7%
	2,930	GameStop Corp. Class A	134,340
Food Manufacturing - 2.1%
	1,208	Ingredion, Inc.	106,546

Food Services and Drinking Places - 2.1%
	698	Cracker Barrel Old Country Store, Inc.	106,019
General Merchandise Stores - 2.0%
	676	Costco Wholesale Corp.	98,223

Insurance Carriers and Related Activities - 2.2%
2,005	Principal Financial Group, Inc.	111,297
Miscellaneous Manufacturing - 1.9%
622	3M Co.	94,133
Oil and Gas Extraction - 1.8%
1,520	Helmerich & Payne, Inc.	87,765
Paper Manufacturing - 3.7%
1,910	International Paper Co.	91,432
1,285	Packaging Corporation of America	90,965
		182,397
Printing and Related Support Activities - 2.3%
1,911	Avery Dennison Corp.	116,284
Professional, Scientific, and Technical Services - 1.9%
1,304	Omnicom Group, Inc.	95,296
Publishing Industries (except Internet) - 2.3%
2,480	Microsoft Corp.	115,816
Real Estate - 5.4%
2,674	Corrections Corporation of America	94,045
2,426	The GEO Group, Inc.	91,581
2,737	Weyerhaeuser Co.	83,999
		269,625
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.9%
288	BlackRock, Inc.	96,860
4,299	KKR & Co. LP	102,746
2,459	The Blackstone Group LP	96,516
		296,122
Telecommunications - 2.0%
2,099	Verizon Communications, Inc.	98,212
Transportation Equipment Manufacturing - 8.0%
708	Boeing Co.	102,072
1,533	Eaton Corp PLC	92,869
524	Lockheed Martin Corp.	108,521
1,751	Thor Industries, Inc.	97,846
		401,308
Utilities - 7.7%
1,508	IDACORP, Inc.	93,662
1,972	NorthWestern Corp.	106,173
3,186	OGE Energy Corp.	94,815
1,874	WEC Energy Group, Inc.	91,826
		386,476
Wholesale Electronic Markets and Agents and Brokers - 2.1%
2,694	KAR Auction Services, Inc.	104,877
	TOTAL COMMON STOCKS (Cost $4,669,432)	$4,613,510

MASTER LIMITED PARTNERSHIPS - 7.6%
Petroleum and Coal Products Manufacturing - 3.9%
4,118	Northern Tier Energy LP	$102,950
1,765	Tesoro Logistics LP	92,557
		195,507
Pipeline Transportation - 3.7%
1,245	Magellan Midstream Partners LP	87,648
1,989	Spectra Energy Partners LP	96,546
		184,194
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $402,890)	$379,701
	TOTAL INVESTMENTS - 99.9% (Cost $5,072,322)	$4,993,211
	Other Assets in Excess of Liabilities - 0.1%	4,748
	TOTAL NET ASSETS - 100.0%	$4,997,959

Percentages are stated as a percent of net assets.

Direxion Value Line® Small- and Mid-Cap High Dividend ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
COMMON STOCKS - 79.5%
Building Material and Garden Equipment and Supplies Dealers - 2.0%
	6,958	MSC Industrial Direct Co., Inc.	$495,827
Chemical Manufacturing - 3.7%
	8,269	Innophos Holdings, Inc.	425,688
	8,076	Tupperware Brands Corp.	472,204
			897,892
Clothing and Clothing Accessories Stores - 8.1%
	15,389	DSW, Inc. Class A	500,450
	30,459	Stage Stores, Inc.	536,078
	10,112	The Buckle, Inc.	447,254
	13,262	The Cato Corp.	509,394
			1,993,176
Computer and Electronic Product Manufacturing - 1.7%
	12,379	Tessera Technologies, Inc.	429,056
Credit Intermediation and Related Activities - 17.6%
	43,776	Capitol Federal Financial, Inc.	526,188
	18,602	Columbia Banking System, Inc.	609,960
	40,892	Fulton Financial Corp.	529,960
	18,072	Glacier Bancorp, Inc.	507,823
	29,792	Heritage Financial Corp.	527,318
	30,418	Umpqua Holdings Corp.	539,615
	13,880	United Bankshares, Inc.	562,556
	13,454	Washington Trust Bancorp, Inc.	535,066
			4,338,486
Food Manufacturing - 2.0%
	16,669	B&G Foods, Inc.	492,236
Food Services and Drinking Places - 2.1%
	3,409	Cracker Barrel Old Country Store, Inc.	517,793
Insurance Carriers and Related Activities - 4.1%
	8,903	FBL Financial Group, Inc.	507,560
	19,648	Symetra Financial Corp.	491,986
			999,546
Management of Companies and Enterprises - 4.3%
	11,137	City Holding Co.	537,026
	18,876	First Interstate BancSystem, Inc.	523,432
			1,060,458
Merchant Wholesalers, Durable Goods - 2.2%
	4,312	Watsco, Inc.	552,971
Paper Manufacturing - 1.9%
	11,944	Schweitzer-Mauduit International, Inc.	474,177

Primary Metal Manufacturing - 2.5%
22,892	Worthington Industries, Inc.	619,457
Professional, Scientific, and Technical Services - 4.0%
9,528	Computer Programs and Systems, Inc.	445,625
11,410	LPL Investment Holdings, Inc.	537,981
		983,606
Publishing Industries (except Internet) - 1.9%
9,548	Meredith Corp.	457,540
Real Estate - 6.0%
13,125	Corrections Corporation of America	461,606
11,908	The GEO Group, Inc.	449,527
15,751	Weingarten Realty Investors	554,120
		1,465,253
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.6%
11,637	Cohen & Steers, Inc.	359,700
11,458	Waddell & Reed Financial, Inc. Class A	514,579
8,426	Westwood Holdings Group, Inc.	506,234
		1,380,513
Transportation Equipment Manufacturing - 3.8%
13,005	Sun Hydraulics Corp.	460,637
8,593	Thor Industries, Inc.	480,177
		940,814
Utilities - 6.0%
7,401	IDACORP, Inc.	459,676
10,496	NorthWestern Corp.	565,105
10,652	Vectren Corp.	448,449
		1,473,230
	TOTAL COMMON STOCKS (Cost $19,886,648)	$19,572,031
MASTER LIMITED PARTNERSHIPS - 20.2%
Gasoline Stations - 2.0%
10,678	Amerigas Partners LP	$490,227
Merchant Wholesalers, Nondurable Goods - 1.8%
15,402	CrossAmerica Partners LP	429,870
Mining (except Oil and Gas) - 1.2%
11,640	Alliance Resource Partners LP	286,577
Oil and Gas Extraction - 1.8%
11,081	Rose Rock Midstream LP	441,578
Petroleum and Coal Products Manufacturing - 6.0%
20,880	Northern Tier Energy LP	522,000
9,396	Tesoro Logistics LP	492,726
14,204	Transmontaigne Partners LP	466,175
		1,480,901
Pipeline Transportation - 5.2%
12,480	DCP Midstream Partners LP	389,376
16,056	Holly Energy Partners LP	499,662
6,930	TC Pipelines LP	397,089
		1,286,127
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.2%
19,674	AllianceBernstein Holding LP	540,445

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,430,901)	$4,955,725
TOTAL INVESTMENTS - 99.7% (Cost $25,317,549)	$24,527,756
Other Assets in Excess of Liabilities - 0.3%	80,860
TOTAL NET ASSETS - 100.0%	$24,608,616

Percentages are stated as a percent of net assets.

Direxion Daily CSI 300 China A Share Bear 1X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
	7,711,574	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$7,711,574
		TOTAL SHORT TERM INVESTMENTS (Cost $7,711,574)	$7,711,574
		TOTAL INVESTMENTS (Cost $7,711,574) - 2.7% (b)	$7,711,574
		Other Assets in Excess of Liabilities - 97.3% (c)(d)	277,009,760
		TOTAL NET ASSETS - 100.0%	$284,721,334

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,711,574.
(c) Includes $30,506,000 cash segregated as collateral for swap contracts.
(d) Includes $16,384,643 cash segregated as collateral for futures contracts.

Short Futures Contracts
July 31, 2015 (Unaudited)

			Unrealized
			Appreciation/
Contracts			(Depreciation)
	8,617	FTSE China A50 Index Futures
		Expiring August 2015 (Underlying Face Amount at Market Value $91,411,807)	$868,949

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	311,840	$11,983,597	(7.814)%-(29.814)%	4/29/2016	$(463,326)

Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	416,995	18,154,458	(7.814)%-(9.814)%	7/22/2016	1,571,847

Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,304,114	54,067,756	(19.812)%	7/26/2016	2,160,740

Deutsche Bank AG London	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	400,000	15,127,725	(39.814)%	8/9/2016	(905,378)

BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	405,424	15,090,510	(31.810)%-(44.810)%	8/15/2016	(230,450)

Morgan Stanley Capital Services	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	600,000	23,893,220	(44.812)%	8/31/2016	163,479

BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	392,000	16,491,812	(19.810)%-(27.810)%	9/19/2016	(67,945)

UBS Securities LLC	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,062,917	43,112,281	(26.814)%	1/9/2017	851,567
			$197,921,359			$3,080,534

Direxion Zacks MLP High Income Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
MASTER LIMITED PARTNERSHIPS - 98.7%
Chemical Manufacturing - 8.4%
	273,985	CVR Partners LP	$3,523,447
	29,826	Terra Nitrogen Co. LP	3,302,335
			6,825,782
Merchant Wholesalers, Nondurable Goods - 11.7%
	251,367	Crestwood Midstream Partners LP	2,511,156
	107,526	Martin Midstream Partners LP	3,297,823
	136,337	NGL Energy Partners LP	3,773,808
			9,582,787
Mining (except Oil and Gas) - 10.8%
	80,266	Alliance Holdings GP LP	3,037,265
	115,730	Alliance Resource Partners LP	2,849,273
	180,263	SunCoke Energy Partners LP	2,977,945
			8,864,483
Nonstore Retailers - 8.1%
	162,892	Ferrellgas Partners LP	3,397,927
	99,383	Global Partners LP	3,239,886
			6,637,813
Oil and Gas Extraction - 3.2%
	241,771	Vanguard Natural Resources LLC	2,596,620
Petroleum and Coal Products Manufacturing - 9.5%
	143,394	Calumet Specialty Products Partners LP	3,921,826
	185,199	CVR Refining LP	3,831,767
			7,753,593
Pipeline Transportation - 25.2%
	48,902	Buckeye Partners LP	3,666,183
	107,411	Enbridge Energy Partners LP	3,375,928
	69,042	Energy Transfer Partners LP	3,534,950
	102,158	NuStar GP Holdings LLC	3,441,703
	79,609	Plains All American Pipeline LP	3,323,676
	87,791	Targa Resources Partners LP	3,286,895
			20,629,335
Support Activities for Mining - 11.4%
	188,169	CSI Compressco LP	2,865,814
	149,242	Exterran Partners LP	3,077,370
	262,792	Seadrill Partners LLC	3,379,505
			9,322,689
Water Transportation - 10.4%
	136,570	Golar LNG Partners LP	2,801,051
	101,197	Teekay LNG Partners LP	2,783,930
	170,043	Teekay Offshore Partners LP	2,940,043
			8,525,024
		TOTAL MASTER LIMITED PARTNERSHIPS (Cost $99,135,014)	$80,738,126
SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
	126,116	Short Term Investments Trust Treasury Portfolio, 0.02% (a)	$126,116
		TOTAL SHORT TERM INVESTMENTS (Cost $126,116)	$126,116
		TOTAL INVESTMENTS (Cost $99,261,130) - 98.9%	$80,864,242
		Other Assets in Excess of Liabilities - 1.1%	927,597
		TOTAL NET ASSETS - 100.0%	$81,791,839

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2015.

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 16.8%
Money Market Funds - 16.8%
252,632	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$252,632
	TOTAL SHORT TERM INVESTMENTS (Cost $252,632) (b)	$252,632
	TOTAL INVESTMENTS (Cost $252,632) - 16.8%	$252,632
	Other Assets in Excess of Liabilities - 83.2%	1,250,314
	TOTAL NET ASSETS - 100.0%	$1,502,946

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $252,632.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	6,880	$706,146	(1.664)%	9/17/2015	$(57,780)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	7,240	770,715	(0.564)%	5/16/2016	(4,459)
			$1,476,861			(62,239)

Direxion Daily 20+ Year Treasury Bear 1X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.8%
Money Market Funds - 17.8%
2,643,762	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,643,762
	TOTAL SHORT TERM INVESTMENTS (Cost $2,643,762) (b)	$2,643,762

	TOTAL INVESTMENTS (Cost $2,643,762) - 17.8%	$2,643,762
	Other Assets in Excess of Liabilities - 82.2%	12,196,094
	TOTAL NET ASSETS - 100.0%	$14,839,856

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $2,643,762.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	62,132	$7,658,236	(0.564)%	8/26/2015	$(3,284)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	58,980	7,101,878	(0.514)%	9/17/2015	(158,611)
			$14,760,114			$(161,895)

Direxion Daily Total Bond Market Bear 1X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 22.4%
Money Market Funds - 22.4%
290,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$290,000
450,466	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	450,466
	TOTAL SHORT TERM INVESTMENTS (Cost $740,466) (b)	$740,466
	TOTAL INVESTMENTS (Cost $740,466) - 22.4%	$740,466
	Other Assets in Excess of Liabilities - 77.6% (c)	2,561,637
	TOTAL NET ASSETS - 100.0%	$3,302,103

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $740,466.
(c) Includes $296,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares® Core U.S. Aggregate Bond ETF	11,215	$1,221,189	(0.462)%	8/26/2015	$(29,769)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	3,937	423,930	(0.114)%	9/14/2015	(8,014)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	288	31,412	(0.114)%	12/14/2015	(173)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	866	94,586	(0.114)%	3/14/2016	(358)
Morgan Stanley Capital Services	iShares® Core U.S. Aggregate Bond ETF	10,592	1,168,580	(0.164)%	4/5/2016	(871)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	276	29,996	(0.114)%	4/18/2016	(261)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	450	49,725	(0.114)%	5/16/2016	420
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	91	10,077	(0.114)%	7/18/2016	106
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	1,293	144,076	(0.114)%	8/15/2016	2,404
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	1,148	126,591	(0.114)%	9/19/2016	822
			$3,300,162			$(35,694)

	Direxion Daily Total Market Bear 1X Shares
	Schedule of Investments
	July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 22.4%
Money Market Funds - 22.4%
	120,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$120,000
	300,389	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	300,389
		TOTAL SHORT TERM INVESTMENTS (Cost $420,389) (b)	$420,389
		TOTAL INVESTMENTS (Cost $420,389) - 22.4%	$420,389
		Other Assets in Excess of Liabilities - 77.6%	1,460,112
		TOTAL NET ASSETS - 100.0%	$1,880,501

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $420,389.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	6,568	$712,347	0.186%	3/18/2016	$(8,225)
Credit Suisse International	Vanguard Total Stock Market ETF	10,710	1,163,416	(0.314)%	4/28/2016	(6,731)
			$1,875,763			$(14,956)

Direxion Daily FTSE Developed Markets Bull 1.25X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
INVESTMENT COMPANIES - 84.6%
	30,219	Vanguard FTSE Developed Markets ETF	$1,215,710
		TOTAL INVESTMENT COMPANIES (Cost $1,101,400)	$1,215,710
SHORT TERM INVESTMENTS -1.5%
Money Market Funds - 1.5%
	20,972	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$20,972
		TOTAL SHORT TERM INVESTMENTS (Cost $20,972) (b)	$20,972
		TOTAL INVESTMENTS (Cost $1,122,372) - 86.1%	$1,236,682
		Other Assets in Excess of Liabilities - 13.9%	200,501
		TOTAL NET ASSETS - 100.0%	$1,437,183

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $20,972.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Vanguard FTSE Developed Markets ETF	14,436	$554,406	(0.336)%	2/8/2016	$34,045

Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
INVESTMENT COMPANIES - 86.0%
	27,885	Vanguard FTSE Emerging Markets ETF	$1,068,553
		TOTAL INVESTMENT COMPANIES (Cost $1,080,516)	$1,068,553
SHORT TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
	12,743	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$12,743
		TOTAL SHORT TERM INVESTMENTS (Cost $12,743) (b)	$12,743
		TOTAL INVESTMENTS (Cost $1,093,259) - 87.0%	$1,081,296
		Other Assets in Excess of Liabilities - 13.0%	161,045
		TOTAL NET ASSETS - 100.0%	$1,242,341

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,743.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Vanguard FTSE Emerging Markets ETF	12,414	$502,494	(0.336)%	2/8/2016	$(22,563)
Deutsche Bank AG London	Vanguard FTSE Emerging Markets ETF	226	8,892	(0.336)%	5/27/2016	(225)
			$511,386			$(22,788)

Direxion Daily S&P 500® Bull 1.25X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
INVESTMENT COMPANIES - 85.3%
	5,424	SPDR® S&P 500® ETF Trust	$1,141,752
		TOTAL INVESTMENT COMPANIES (Cost $1,114,307)	$1,141,752
SHORT TERM INVESTMENTS -1.7%
Money Market Funds - 1.7%
	22,426	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$22,426
		TOTAL SHORT TERM INVESTMENTS (Cost $22,426) (b)	$22,426
		TOTAL INVESTMENTS (Cost $1,136,733) - 87.0%	$1,164,178
		Other Assets in Excess of Liabilities - 13.0%	174,202
		TOTAL NET ASSETS - 100.0%	$1,338,380

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $22,426.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	253	$526,839	(0.386)%	2/8/2016	$8,480

Direxion Daily Small Cap Bull 1.25X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
INVESTMENT COMPANIES - 84.6%
	9,363	iShares Russell 2000 ETF	$1,151,274
		TOTAL INVESTMENT COMPANIES (Cost $1,111,107)	$1,151,274
SHORT TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
	12,779	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$12,779
		TOTAL SHORT TERM INVESTMENTS (Cost $12,779) (b)	$12,779
		TOTAL INVESTMENTS (Cost $1,123,886) - 85.5%	$1,164,053
		Other Assets in Excess of Liabilities - 14.5%	197,645
		TOTAL NET ASSETS - 100.0%	$1,361,698

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,779.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	445	$543,359	0.064%	2/8/2016	$10,777

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 23.6%
Money Market Funds - 23.6%
	15,349,626	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$15,349,626
		TOTAL SHORT TERM INVESTMENTS (Cost $15,349,626) (b)	$15,349,626
		TOTAL INVESTMENTS (Cost $15,349,626) - 23.6%	$15,349,626
		Other Assets in Excess of Liabilities - 76.4% (c)	49,562,394
		TOTAL NET ASSETS - 100.0%	$64,912,020

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $15,349,626.
(c) Includes $23,538,263 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	852,501	$37,106,981	6.814%	5/16/2016	$(3,253,332)
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	111,840	5,380,678	7.314%	5/16/2016	(940,688)
UBS Securities LLC	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	602,917	25,123,838	14.814%	5/16/2016	(1,137,685)
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,419,436	60,265,663	9.812%	7/26/2016	(3,866,037)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	300,000	12,202,690	27.814%-44.814%	9/19/2016	(274,330)
			$140,079,850			$(9,472,072)

Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
INVESTMENT COMPANIES - 23.5%
	35,000	Deutsche X-trackers MSCI Europe Hedged Equity ETF	$979,300
		TOTAL INVESTMENT COMPANIES (Cost $996,765)	$979,300
SHORT TERM INVESTMENTS - 22.9%
Money Market Funds - 22.9%
	953,008	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$953,008
		TOTAL SHORT TERM INVESTMENTS (Cost $953,008) (b)	$953,008
		TOTAL INVESTMENTS (Cost $1,949,773) - 46.4%	$1,932,308
		Other Assets in Excess of Liabilities - 53.6% (c)	2,236,356
		TOTAL NET ASSETS - 100.0%	$4,168,664

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $953,008.
(c) Includes $16,520 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Deutsche X-trackers MSCI Europe Hedged Equity ETF	260,165	$7,379,742	(0.536)%	7/12/2016	$155,674
Citibank N.A.	Deutsche X-trackers MSCI Europe Hedged Equity ETF	2,810	82,602	(0.486)%	7/25/2016	(568)
			$7,462,344			$155,106

Direxion Daily MSCI Japan Currency Hedged Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
INVESTMENT COMPANIES - 24.2%
	23,000	Deutsche X-trackers MSCI Japan Hedged Equity ETF	$980,490
		TOTAL INVESTMENT COMPANIES (Cost $998,637)	$980,490
SHORT TERM INVESTMENTS - 20.5%
Money Market Funds - 20.5%
	831,454	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$831,454
		TOTAL SHORT TERM INVESTMENTS (Cost $831,454)(b)	$831,454
		TOTAL INVESTMENTS - 44.7% (Cost $1,830,091)	$1,811,944
		Other Assets in Excess of Liabilities - 55.3% (c)	2,245,598
		TOTAL NET ASSETS - 100.0%	$4,057,542

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $831,454.
(c) Includes $67,575 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Deutsche X-trackers MSCI Japan Hedged Equity ETF	159,605	$6,895,920	(0.536)%	7/12/2016	$88,615
Citibank N.A.	Deutsche X-trackers MSCI Japan Hedged Equity ETF	7,756	337,880	(0.486)%	7/25/2016	(3,931)
			$7,233,800			$84,684

Direxion Daily Mid Cap Bull 2X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 29.0%
Money Market Funds - 29.0%
	500,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$500,000
		TOTAL SHORT TERM INVESTMENTS (Cost $500,000) (b)	$500,000
		TOTAL INVESTMENTS (Cost $500,000) - 29.0%	$500,000
		Other Assets in Excess of Liabilities - 71.0%	1,223,854
		TOTAL NET ASSETS - 100.0%	$1,723,854

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $500,000.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	S&P® MidCap 400® IndexTM	590	$899,031	(0.436)%	8/31/2015	$(10,898)
Credit Suisse International	S&P® MidCap 400® IndexTM	1,704	2,442,533	(0.336)%	5/9/2016	135,707
			$3,341,564			$124,809

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 41.8%
Money Market Funds - 41.8%
	6,675,310	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$6,675,310
	118	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	118
		TOTAL SHORT TERM INVESTMENTS (Cost $6,675,428) (b)	$6,675,428
		TOTAL INVESTMENTS (Cost $6,675,428) - 41.8%	$6,675,428
		Other Assets in Excess of Liabilities - 58.2%	9,297,016
		TOTAL NET ASSETS - 100.0%	$15,972,444

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,675,428.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	S&P 500® Index	14,676	$29,623,552	(0.386)%	10/13/2015	$1,546,522
Credit Suisse International	S&P 500® Index	509	1,073,017	(0.386)%	12/12/2016	(1,941)
			$30,696,569			$1,544,581

Direxion Daily Small Cap Bull 2X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
INVESTMENT COMPANIES - 35.7%
	6,832	iShares Russell 2000 ETF	$840,063
		TOTAL INVESTMENT COMPANIES (Cost $854,752)	$840,063
SHORT TERM INVESTMENTS - 26.3%
Money Market Funds - 26.3%
	620,621	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$620,621
		TOTAL SHORT TERM INVESTMENTS (Cost $620,621)(b)	$620,621
		TOTAL INVESTMENTS (Cost $1,475,373) - 62.0%	$1,460,684
		Other Assets in Excess of Liabilities - 38.0%	896,146
		TOTAL NET ASSETS - 100.0%	$2,356,830

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $620,621

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Russell 2000® Index	406	$511,986	0.064%	8/31/2015	$(8,728)
Credit Suisse International	Russell 2000® Index	2,721	2,993,051	0.014%	2/29/2016	409,823
			$3,505,037			$401,095

Direxion Daily 7-10 Year Treasury Bull 2X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 35.5%
Money Market Funds -35.5%
	1,558,430	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$1,558,430
		TOTAL SHORT TERM INVESTMENTS (Cost $1,558,430) (b)	$1,558,430
		TOTAL INVESTMENTS (Cost $1,558,430) -35.5%	$1,558,430
		Other Assets in Excess of Liabilities - 64.5%	2,832,564
		TOTAL NET ASSETS - 100.0%	$4,390,994

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,558,430.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	35,902	$3,811,948	0.664%	8/31/2015	$67,388
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	46,605	4,864,396	0.564%	11/20/2015	106,916
			$8,676,344			$174,304

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 10.9%
25,174	SPDR S&P MidCap 400® ETF Trust	$6,884,837
	TOTAL INVESTMENT COMPANIES (Cost $7,039,444)	$6,884,837
SHORT TERM INVESTMENTS - 56.9%
Money Market Funds - 56.9%
14,245,099	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$14,245,099
7,260,007	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	7,260,007
14,262,790	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	14,262,790
	TOTAL SHORT TERM INVESTMENTS (Cost $35,767,896) (b)	$35,767,896

	TOTAL INVESTMENTS (Cost $42,807,340) - 67.8%	$42,652,733
	Other Assets in Excess of Liabilities - 32.2%	20,242,053
	TOTAL NET ASSETS - 100.0%	$62,894,786

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,767,896.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P MidCap 400® Index	41,910	$63,160,268	(0.336)%	1/11/2016	$38,120
Morgan Stanley Capital Services	S&P MidCap 400® Index	42,804	64,065,992	(0.386)%	2/23/2016	486,394
Bank of America Merrill Lynch	S&P MidCap 400® Index	21,546	32,591,628	(0.588)%	5/9/2016	(175,445)
Deutsche Bank AG London	S&P MidCap 400® Index	14,708	22,397,881	(0.436)%	7/24/2018	(230,524)
			$182,215,769			$118,545

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 66.9%
Money Market Funds - 66.9%
	5,132,863	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$5,132,863
	2,084,453	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,084,453
		TOTAL SHORT TERM INVESTMENTS (Cost $7,217,316) (b)	$7,217,316
		TOTAL INVESTMENTS (Cost $7,217,316) 66.9%	$7,217,316
		Other Assets in Excess of Liabilities - 33.1%	3,563,867
		TOTAL NET ASSETS - 100.0%	$10,781,183

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,217,316.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	S&P MidCap 400® Index	5,525	$8,327,305	(0.064)%	3/1/2016	$19,796
Credit Suisse International	S&P MidCap 400® Index	8,586	13,165,635	(0.214)%	6/1/2016	211,615
Deutsche Bank AG London	S&P MidCap 400® Index	7,410	11,084,847	(0.064)%	7/24/2018	(67,353)
			$32,577,787			$164,058

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 6.1%
148,824	SPDR® S&P 500® ETF Trust	$31,327,452
	TOTAL INVESTMENT COMPANIES (Cost $31,261,633)	$31,327,452
SHORT TERM INVESTMENTS - 46.5%
Money Market Funds - 46.5%
240,656,151	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$240,656,151
268	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	268
	TOTAL SHORT TERM INVESTMENTS (Cost $240,656,419) (b)	$240,656,419
	TOTAL INVESTMENTS (Cost $271,918,052) - 52.6%	$271,983,871
	Other Assets in Excess of Liabilities - 47.4%	245,247,083
	TOTAL NET ASSETS - 100.0%	$517,230,954

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $240,656,419.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	S&P 500® Index	259,195	$520,797,404	(0.486)%	10/19/2015	$28,803,939
Citibank N.A.	S&P 500® Index	144,556	292,598,072	(0.486)%	2/26/2016	13,458,793
Deutsche Bank AG London	S&P 500® Index	24,445	51,510,416	(0.386)%	5/10/2016	27,519
Credit Suisse International	S&P 500® Index	152,811	242,082,108	(0.486)%	12/19/2016	90,311,384
BNP Paribas	S&P 500® Index	113,283	235,581,552	(0.436)%	1/13/2017	2,890,130
BNP Paribas	S&P 500® Index	28,376	59,817,372	(0.436)%	2/13/2017	(116,633)
			$1,402,386,924			$135,375,132

Direxion Daily S&P 500® Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 72.5%
Money Market Funds - 72.5%
	151,513,993	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$151,513,993
	45,576,192	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	45,576,192
		TOTAL SHORT TERM INVESTMENTS (Cost $197,090,185) (b)	$197,090,185
		TOTAL INVESTMENTS (Cost $197,090,185) - 72.5%	$197,090,185
		Other Assets in Excess of Liabilities - 27.5%	74,731,710
		TOTAL NET ASSETS - 100.0%	$271,821,895

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $197,090,185.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	S&P 500® Index	73,418	$151,229,333	0.336%	2/3/2016	$(4,316,535)
Citibank N.A.	S&P 500® Index	65,064	136,878,495	(0.164)%	2/26/2016	(84,053)
Credit Suisse International	S&P 500® Index	48,633	78,338,939	(0.164)%	6/1/2016	(28,356,232)
BNP Paribas	S&P 500® Index	22,490	46,333,508	(0.064)%	1/13/2017	(1,038,281)
Bank of America Merrill Lynch	S&P 500® Index	84,574	177,034,526	(0.210)%	1/26/2017	(937,312)
Deutsche Bank AG London	S&P 500® Index	50,402	104,818,519	(0.161)%	1/27/2017	(1,245,368)
BNP Paribas	S&P 500® Index	43,027	90,397,381	(0.064)%	2/13/2017	(151,509)
			$785,030,701			$(36,129,290)

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 0.9%
3,080	SPDR® S&P® Biotech ETF	$786,755
	TOTAL INVESTMENT COMPANIES (Cost $815,245)	$786,755
SHORT TERM INVESTMENTS - 29.7%
Money Market Funds - 29.7%
27,091,860	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$27,091,860
	TOTAL SHORT TERM INVESTMENTS (Cost $27,091,860) (b)	$27,091,860
	TOTAL INVESTMENTS (Cost $27,907,105) - 30.6%	$27,878,615
	Other Assets in Excess of Liabilitie - 69.4% (c)	63,313,268
	TOTAL NET ASSETS - 100.0%	$91,191,883

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $27,091,860.
(c) Includes $40,650,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	S&P Biotechnology Select Industry Index	25,105	$162,583,629	0.562%	7/26/2016	$3,298,230
Credit Suisse International	S&P Biotechnology Select Industry Index	16,197	111,935,743	(0.289)%	1/20/2017	(4,966,520)
			$274,519,372			$(1,668,290)

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS -62.1%
Money Market Funds - 62.1%
4,490,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$4,490,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,490,000) (b)	$4,490,000
	TOTAL INVESTMENTS (Cost $4,490,000) - 62.1%	$4,490,000
	Other Assets in Excess of Liabilities - 37.9%	2,740,111
	TOTAL NET ASSETS - 100.0%	$7,230,111

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $4,490,000.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P Biotechnology Select Industry Index	3,284	$21,688,169	(0.811)%	1/27/2017	$(4,985)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.3%
Money Market Funds - 57.3%
1,503,895	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,503,895
	TOTAL SHORT TERM INVESTMENTS (Cost $1,503,895) (b)	$1,503,895
	TOTAL INVESTMENTS (Cost $1,503,895) - 57.3%	$1,503,895
	Other Assets in Excess of Liabilities - 42.7% (c)	1,119,760
	TOTAL NET ASSETS - 100.0%	$2,623,655

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,503,895.
(c) Includes $1,823,184 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	S&P Oil & Gas Exploration & Production Select Industry Index	132	$908,931	0.664%	7/19/2016	$(138,910)
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	771	4,740,292	1.314%	8/8/2016	(245,446)
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	448	3,374,004	(0.286)%	11/28/2016	(762,707)
			$9,023,227			$(1,147,063)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 28.4%
Money Market Funds - 28.4%
2,170,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,170,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,170,000) (b)	$2,170,000
	TOTAL INVESTMENTS (Cost $2,170,000) - 28.4%	$2,170,000
	Other Assets in Excess of Liabilities - 71.6% (c)	5,450,476
	TOTAL NET ASSETS - 100.0%	$7,620,476

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,170,000.
(c) Includes $2,675,917 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities, LLC	S&P Oil & Gas Exploration & Production Select Industry Index	1,112	$7,057,787	(1.464)%	6/30/2016	$570,650
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	1,441	10,815,665	(1.314)%	11/28/2016	2,386,823
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	1,371	7,957,556	(1.810)%	1/25/2017	(32,525)
			$25,831,008			$2,924,948

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

July 31, 2015 (Unaudited)

Shares			Fair Value
INVESTMENT COMPANIES - 4.0%
	274,064	iShares Russell 2000 ETF	$33,698,909
		TOTAL INVESTMENT COMPANIES (Cost $35,050,906)	$33,698,909
SHORT TERM INVESTMENTS - 57.3%
Money Market Funds - 57.3%
	346,270,669	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$346,270,669
	106,133,513	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	106,133,513
	24,743,223	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	24,743,223
		TOTAL SHORT TERM INVESTMENTS (Cost $477,147,405) (b)	$477,147,405
		TOTAL INVESTMENTS (Cost $512,198,311) - 61.3%	$510,846,314
		Other Assets in Excess of Liabilities - 38.7% (c)	322,396,695
		TOTAL NET ASSETS - 100.0%	$833,243,009

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $477,147,405.
(c) Includes $22,905,151 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Russell 2000® Index	324,428	$403,089,434	(0.286)%	8/10/2015	$(958,930)
Morgan Stanley Capital Services	Russell 2000® Index	98,823	109,943,411	0.064%	11/3/2015	13,650,095
Citibank N.A.	Russell 2000® Index	523,891	653,423,956	(0.036)%	2/22/2016	(3,523,246)
Bank of America Merrill Lynch	Russell 2000® Index	382,449	476,496,773	(0.088)%	2/24/2016	(2,366,656)
Deutsche Bank AG London	Russell 2000® Index	124,894	153,029,593	(0.036)%	2/26/2016	1,696,967
BNP Paribas	Russell 2000® Index	298,204	327,654,019	(0.436)%	5/16/2016	44,226,101
Credit Suisse International	Russell 2000® Index	168,148	209,634,042	(0.016)%	6/30/2016	(1,254,979)
BNP Paribas	Russell 2000® Index	10,000	11,615,433	(0.436)%	7/18/2016	826,553
BNP Paribas	Russell 2000® Index	60,000	70,421,351	(0.436)%	8/15/2016	4,234,600
			$2,415,308,012			$56,530,505

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 70.8%
Money Market Funds - 70.8%
	252,887,868	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$252,887,868
	70,801,108	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	70,801,108
	26,115,920	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	26,115,920
		TOTAL SHORT TERM INVESTMENTS (Cost $349,804,896) (b)	$349,804,896
		TOTAL INVESTMENTS (Cost $349,804,896) - 70.8%	$349,804,896
		Other Assets in Excess of Liabilities - 29.2% (c)	144,619,532
		TOTAL NET ASSETS - 100.0%	$494,424,428

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $349,804,896.
(c) Includes $1,593,435 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Russell 2000® Index	180,144	$227,805,897	(1.064)%	3/2/2016	$4,069,941
Morgan Stanley Capital Services	Russell 2000® Index	82,981	104,449,169	(0.664)%	5/2/2016	1,026,407
BNP Paribas	Russell 2000® Index	20,000	24,672,165	(1.064)%	5/16/2016	(289,550)
Bank of America Merrill Lynch	Russell 2000® Index	200,537	251,895,659	(0.912)%	5/25/2016	2,993,286
Credit Suisse International	Russell 2000® Index	155,916	197,458,397	(1.064)%	6/7/2016	4,121,186
BNP Paribas	Russell 2000® Index	170,134	203,429,532	(1.064)%	7/18/2016	(10,289,479)
BNP Paribas	Russell 2000® Index	40,000	48,208,916	(1.064)%	8/15/2016	(1,907,293)
BNP Paribas	Russell 2000® Index	10,000	12,515,466	(1.064)%	12/19/2016	80,271
BNP Paribas	Russell 2000® Index	20,000	25,673,204	(1.064)%	1/13/2017	840,315
UBS Securities LLC	Russell 2000® Index	134,976	169,323,009	(0.063)%	1/23/2017	2,089,748
Deutsche Bank AG London	Russell 2000® Index	112,781	138,268,604	(1.311)%	1/27/2017	(1,474,754)
BNP Paribas	Russell 2000® Index	70,000	85,005,975	(1.064)%	2/13/2017	(1,728,562)
			$1,488,705,993			$(468,484)

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 58.2%
Money Market Funds - 58.2%
	2,721,768	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$2,721,768
	1,260,379	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,260,379
		TOTAL SHORT TERM INVESTMENTS (Cost $3,982,147) (b)	$3,982,147
		TOTAL INVESTMENTS (Cost $3,982,147) - 58.2%	$3,982,147
		Other Assets in Excess of Liabilities - 41.8%	2,858,563
		TOTAL NET ASSETS - 100.0%	$6,840,710

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,982,147.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,353	$137,853	(0.436)%	8/17/2015	$6,892
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	541	55,236	(0.436)%	9/14/2015	2,507
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,480	150,277	(0.436)%	11/16/2015	7,249
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	294	30,441	(0.436)%	12/14/2015	808
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	179	18,706	(0.436)%	3/14/2016	273
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	3,319	349,109	(0.436)%	5/16/2016	3,073
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	51,422	5,577,230	0.164%	5/31/2016	(76,011)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	840	88,444	(0.436)%	6/13/2016	704
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	45,550	4,817,824	(0.436)%	12/19/2016	26,200
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,135	119,482	(0.436)%	1/13/2017	1,261
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	85,226	9,018,861	0.561%	1/27/2017	53,280
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,467	154,424	(0.436)%	2/13/2017	1,694
			$20,517,887			$27,930

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 73.1%
Money Market Funds - 73.1%
	21,737,987	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$21,737,987
	9,274,266	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	9,274,266
		TOTAL SHORT TERM INVESTMENTS (Cost 31,012,253) (b)	$31,012,253
		TOTAL INVESTMENTS (Cost $31,012,253) - 73.1%	$31,012,253
		Other Assets in Excess of Liabilities - 26.9%	11,415,287
		TOTAL NET ASSETS - 100.0%	$42,427,540

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,012,253.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	290,389	$29,907,309	(1.064)%	8/5/2015	$(2,014,627)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	213,667	22,000,274	(1.664)%	9/17/2015	(1,649,399)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	63,849	6,607,452	(1.564)%	3/14/2016	(280,370)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	90,084	9,286,872	(1.564)%	4/18/2016	(429,678)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	127,291	13,399,747	(1.564)%	5/16/2016	(310,938)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	318,014	33,274,207	(0.564)%	5/23/2016	(619,483)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	59,732	6,281,358	(1.564)%	6/13/2016	(142,508)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	32,807	3,470,942	(1.564)%	7/18/2016	(55,467)
			$124,228,161			$(5,502,470)

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
INVESTMENT COMPANIES - 11.7%
	48,416	iShares 20+ Year Treasury Bond ETF	$5,932,412
		TOTAL INVESTMENT COMPANIES (Cost $6,672,098)	$5,932,412
SHORT TERM INVESTMENTS - 34.2%
Money Market Funds - 34.2%
	4,158,391	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$4,158,391
	13,120,096	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	13,120,096
		TOTAL SHORT TERM INVESTMENTS (Cost $17,278,487) (b)	$17,278,487
		TOTAL INVESTMENTS (Cost $23,950,585) - 45.9%	$23,210,899
		Other Assets in Excess of Liabilities - 54.1%	27,347,706
		TOTAL NET ASSETS - 100.0%	$50,558,605

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,278,487.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	729,684	$87,779,414	0.064%	5/10/2016	$1,903,989
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	459,777	54,661,987	0.012%	8/26/2016	1,674,819
			$142,441,401			$3,578,808

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 72.5%
Money Market Funds - 72.5%
	311,826,676	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$311,826,676
	81,961,382	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	81,961,382
	51,950,333	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	51,950,333
		TOTAL SHORT TERM INVESTMENTS (Cost $445,738,391) (b)	$445,738,391
		TOTAL INVESTMENTS (Cost $445,738,391) -72.5%	$445,738,391
		Other Assets in Excess of Liabilities - 27.5%	168,887,749
		TOTAL NET ASSETS - 100.0%	$614,626,140

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $445,738,391.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	3,807,292	$445,710,155	(0.614)%	9/17/2015	$(22,162,756)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	1,668,078	207,764,031	(0.764)%	11/3/2015	2,053,212
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	5,291,756	621,999,009	(0.714)%	2/12/2016	(28,540,057)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	2,048,071	243,508,889	(1.012)%	2/24/2016	(7,696,926)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	2,233,435	263,940,103	(0.564)%	6/7/2016	(9,887,438)
			$1,782,922,187			$(66,233,965)

Direxion Daily Brazil Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 4.4%
68,792	iShares MSCI Brazil Capped ETF	$1,973,643
	TOTAL INVESTMENT COMPANIES (Cost $1,966,474)	$1,973,643
SHORT TERM INVESTMENTS - 76.5%
Money Market Funds - 76.5%
34,475,025	Dreyfus Treasury Prime Cash Management, 0.00%(††) (a)	$34,475,025
23	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††)(a)	23
	TOTAL SHORT TERM INVESTMENTS (Cost $34,475,048) (b)	$34,475,048
	TOTAL INVESTMENTS (Cost $36,441,522) - 80.9%	$36,448,691
	Other Assets in Excess of Liabilities - 19.1% (c)	8,617,924
	TOTAL NET ASSETS - 100.0%	$45,066,615

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $34,475,048.
(c) Includes $1,481,824 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares MSCI Brazil Capped ETF	1,063,927	$33,866,267	(0.436)%	1/8/2016	$(3,099,779)
Deutsche Bank AG London	iShares MSCI Brazil Capped ETF	1,039,502	31,397,088	(0.386)%	4/11/2016	(1,189,628)
UBS Securities LLC	iShares MSCI Brazil Capped ETF	576,844	20,206,971	(0.186)%	5/23/2016	(3,311,506)
Credit Suisse International	iShares MSCI Brazil Capped ETF	879,877	29,321,812	(0.486)%	7/12/2016	(3,560,954)
BNP Paribas	iShares MSCI Brazil Capped ETF	494,849	16,112,213	(0.436)%	1/13/2017	(1,919,940)
BNP Paribas	iShares MSCI Brazil Capped ETF	588,681	17,252,692	(0.436)%	2/13/2017	(365,351)
			$148,157,043			$(13,447,158)

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 5.7%
27,057	iShares MSCI EAFE ETF	$1,752,752
	TOTAL INVESTMENT COMPANIES (Cost $1,763,763)	$1,752,752
SHORT TERM INVESTMENTS - 52.3%
Money Market Funds - 52.3%
11,629,406	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$11,629,406
4,570,075	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	4,570,075
	TOTAL SHORT TERM INVESTMENTS (Cost $16,199,481) (b)	$16,199,481
	TOTAL INVESTMENTS (Cost $17,963,244) - 58.0%	$17,952,233
	Other Assets in Excess of Liabilities - 42.0%	12,986,877
	TOTAL NET ASSETS - 100.0%	$30,939,110

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,199,481.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	284,537	$18,511,662	(0.588)%	4/26/2016	$(82,896)
Deutsche Bank AG London	iShares MSCI EAFE ETF	353,084	20,022,720	(0.386)%	4/29/2016	4,561,259
Credit Suisse International	iShares MSCI EAFE ETF	733,732	44,580,396	(0.386)%	5/23/2016	3,693,611
Citibank N.A.	iShares MSCI EAFE ETF	34,408	2,297,078	(0.486)%	5/23/2016	(32,985)
			$85,411,856			$8,138,989

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.2%
Money Market Funds - 74.2%
1,693,483	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,693,483
1,860,023	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1,860,023
	TOTAL SHORT TERM INVESTMENTS (Cost $3,553,506) (b)	$3,553,506
	TOTAL INVESTMENTS (Cost $3,553,506) - 74.2%	$3,553,506
	Other Assets in Excess of Liabilities - 25.8%	1,234,172
	TOTAL NET ASSETS - 100.0%	$4,787,678

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,553,506.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI EAFE ETF	9,175	$610,238	(0.064)%	5/10/2016	$5,584
BNP Paribas	iShares MSCI EAFE ETF	19,607	1,300,532	(0.064)%	5/16/2016	30,144
Deutsche Bank AG London	iShares MSCI EAFE ETF	42,146	2,795,544	(0.114)%	5/17/2016	17,512
BNP Paribas	iShares MSCI EAFE ETF	43,995	2,722,280	(0.064)%	1/13/2017	(127,841)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	106,800	6,909,448	0.288%	1/26/2017	(7,636)
			$14,338,042			$(82,237)

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 31.3%
1,782,498	iShares MSCI Emerging Markets ETF	$66,166,326
	TOTAL INVESTMENT COMPANIES (Cost $72,752,685)	$66,166,326
SHORT TERM INVESTMENTS - 73.6%
Money Market Funds - 73.6%
95,668,282	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$95,668,282
36,819,068	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	36,819,068
23,277,673	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	23,277,673
	TOTAL SHORT TERM INVESTMENTS (Cost $155,765,023) (b)	$155,765,023
	TOTAL INVESTMENTS (Cost $228,517,708) - 104.9%	$221,931,349
	Liabilities in Excess of Other Assets - (4.9)%	(10,395,599)
	TOTAL NET ASSETS - 100.0%	$211,535,750

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $155,765,023.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	iShares MSCI Emerging Markets ETF	1,066,084	$45,536,784	(0.336)%	12/22/2015	$(5,673,619)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	3,233,571	124,422,776	(0.538)%	2/16/2016	(4,426,013)
Citibank N.A.	iShares MSCI Emerging Markets ETF	1,226,638	49,557,761	(0.436)%	3/2/2016	(3,800,916)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	2,081,094	76,417,772	(0.442)%	4/6/2016	831,420
BNP Paribas	iShares MSCI Emerging Markets ETF	1,605,565	63,886,268	(0.436)%	5/16/2016	(4,384,434)
BNP Paribas	iShares MSCI Emerging Markets ETF	51,283	2,037,368	(0.436)%	8/15/2016	(138,145)
BNP Paribas	iShares MSCI Emerging Markets ETF	1,115,480	45,047,866	(0.436)%	9/19/2016	(3,732,603)
Credit Suisse International	iShares MSCI Emerging Markets ETF	1,303,767	54,507,650	(0.436)%	12/19/2016	(5,199,757)
BNP Paribas	iShares MSCI Emerging Markets ETF	456,787	18,476,161	(0.436)%	12/19/2016	(1,532,104)
BNP Paribas	iShares MSCI Emerging Markets ETF	869,480	33,429,496	(0.436)%	1/13/2017	(1,162,905)
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	2,304,011	85,304,598	(0.389)%	1/27/2017	216,448
			$598,624,500			$(29,002,628)

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS - 72.2%
Money Market Funds - 72.2%
	37,562,706	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$37,562,706
	14,244,772	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	14,244,772
	9,372,439	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	9,372,439
		TOTAL SHORT TERM INVESTMENTS (Cost $61,179,917) (b)	$61,179,917
		TOTAL INVESTMENTS (Cost $61,179,917) - 72.2%	$61,179,917
		Other Assets in Excess of Liabilities - 27.8%	23,608,685
		TOTAL NET ASSETS - 100.0%	$84,788,602

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,179,917.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation /
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	681,332	$25,531,762	(0.814)%	9/23/2015	$223,911
UBS Securities LLC	iShares MSCI Emerging Markets ETF	715,323	30,738,019	(0.064)%	2/3/2016	3,965,195
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	1,515,892	56,973,701	(0.512)%	2/16/2016	695,444
Citibank N.A.	iShares MSCI Emerging Markets ETF	957,637	39,712,605	(0.464)%	4/1/2016	3,911,321
Credit Suisse International	iShares MSCI Emerging Markets ETF	862,285	35,431,295	(0.164)%	6/21/2016	3,145,877
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	867,743	36,965,852	(0.064)%	11/22/2016	4,489,168
BNP Paribas	iShares MSCI Emerging Markets ETF	1,252,315	47,163,135	(0.714)%	1/13/2017	652,282
			$272,516,369			$17,083,198

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 12.0%
462,680	iShares China Large-Cap ETF	$18,729,286
	TOTAL INVESTMENT COMPANIES (Cost $23,055,813)	$18,729,286
SHORT TERM INVESTMENTS - 69.9%
Money Market Funds - 69.9%
109,067,889	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$109,067,889
48	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	48
	TOTAL SHORT TERM INVESTMENTS (Cost $109,067,937) (b)	$109,067,937
	TOTAL INVESTMENTS (Cost $132,123,750) - 81.9%	$127,797,223
	Other Assets in Excess of Liabilities - 18.1% (c)	28,207,546
	TOTAL NET ASSETS - 100.0%	$156,004,769

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $109,067,937.
(c) Includes $4,613,361 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares China Large-Cap ETF	3,791,597	$163,253,122	(0.436)%	10/20/2015	$(9,646,586)
Deutsche Bank AG London	iShares China Large-Cap ETF	2,734,672	120,049,198	(0.186)%	1/19/2016	(9,175,571)
UBS Securities LLC	iShares China Large-Cap ETF	4,572,721	194,206,134	0.264%	8/8/2016	(9,073,006)
			$477,508,454			$(27,895,163)

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares			Fair Value
SHORT TERM INVESTMENTS -64.5%
Money Market Funds - 64.5%
	46,123,421	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$46,123,421
	7,620,016	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	7,620,016
	5,651,997	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,651,997
		TOTAL SHORT TERM INVESTMENTS (Cost $59.395,434) (b)	$59,395,434
		TOTAL INVESTMENTS (Cost $59,395,434) - 64.5%	$59,395,434
		Other Assets in Excess of Liabilities -35.5% (c)	32,748,493
		TOTAL NET ASSETS - 100.0%	$92,143,927

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(a) Represents annualized seven-day yield at July 31, 2015
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $59,395,434.
(c) Includes $1,793,509 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	iShares China Large-Cap ETF	453,385	$22,601,777	(0.314)%	8/4/2015	$4,118,642
Citibank N.A.	iShares China Large-Cap ETF	1,529,848	66,780,675	(0.714)%	10/20/2015	4,696,164
Deutsche Bank AG London	iShares China Large-Cap ETF	562,717	21,953,100	(0.814)%	1/19/2016	(836,860)
Bank of America Merrill Lynch	iShares China Large-Cap ETF	641,003	30,480,005	(0.312)%	5/25/2016	4,522,674
BNP Paribas	iShares China Large-Cap ETF	45,085	1,789,066	(0.564)%	6/13/2016	(43,122)
UBS Securities LLC	iShares China Large-Cap ETF	1,557,361	62,884,214	(0.764)%	8/4/2016	(172,030)
BNP Paribas	iShares China Large-Cap ETF	79,971	4,003,735	(0.564)%	11/14/2016	761,297
Credit Suisse International	iShares China Large-Cap ETF	519,490	24,993,639	(0.464)%	12/12/2016	3,948,893
BNP Paribas	iShares China Large-Cap ETF	91,166	4,557,641	(0.564)%	12/19/2016	861,930
BNP Paribas	iShares China Large-Cap ETF	414,841	18,734,042	(0.564)%	1/13/2017	1,933,536
BNP Paribas	iShares China Large-Cap ETF	934,176	37,480,985	(0.564)%	2/13/2017	(337,983)
			$296,258,879			$19,453,141

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments

July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 15.4%
199,306	Vanguard FTSE Europe ETF	$11,045,538
	TOTAL INVESTMENT COMPANIES (Cost $11,145,647)	$11,045,538
SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
37,524,608	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$37,524,608
	TOTAL SHORT TERM INVESTMENTS (Cost $37,524,608)(b)	$37,524,608
	TOTAL INVESTMENTS (Cost $48,670,255)- 67.6%	$48,570,146
	Other Assets in Excess of Liabilities - 32.4%	23,303,152
	TOTAL NET ASSETS - 100.0%	$71,873,298

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,524,608.

Long Equity Swap Contracts

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Vanguard FTSE Europe ETF	1,409,004	$77,579,196	(0.386)%	8/6/2015	$1,002,302
BNP Paribas	Vanguard FTSE Europe ETF	174,770	10,038,912	(0.436)%	11/14/2016	(361,869)
BNP Paribas	Vanguard FTSE Europe ETF	336,317	19,419,851	(0.436)%	12/12/2016	(798,563)
BNP Paribas	Vanguard FTSE Europe ETF	416,976	23,536,239	(0.436)%	12/19/2016	(443,211)
BNP Paribas	Vanguard FTSE Europe ETF	173,060	9,635,166	(0.436)%	1/13/2017	(47,465)
Credit Suisse International	Vanguard FTSE Europe ETF	1,016,320	56,092,205	(0.436)%	1/23/2017	1,206,285
BNP Paribas	Vanguard FTSE Europe ETF	164,926	9,089,643	(0.436)%	2/13/2017	50,177
			$205,391,212			$607,656

Direxion Daily India Bull 3X Shares

Schedule of Investments

July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 37.7%
1,105,000	iShares MSCI India ETF	$34,310,250
585,000	WisdomTree India Earnings Fund	12,940,200
	TOTAL INVESTMENT COMPANIES (Cost $44,978,060)	$47,250,450
SHORT TERM INVESTMENTS - 34.0%
Money Market Funds - 34.0%
31,836,678	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$31,836,678
7,490,158	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††)(a)	7,490,158
3,183,048	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	3,183,048
	TOTAL SHORT TERM INVESTMENTS (Cost $42,509,884) (b)	$42,509,884
	TOTAL INVESTMENTS (Cost $87,487,944) - 71.7%	$89,760,334
	Other Assets in Excess of Liabilities - 28.3%	35,485,183
	TOTAL NET ASSETS - 100.0%	$125,245,517

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,509,884.

Long Equity Swap Contracts

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	PowerShares India Portfolio	1,093,102	$23,847,819	(0.486)%	10/19/2015	$(79,952)
Citibank N.A.	PowerShares India Portfolio	1,142,806	26,225,148	(0.586)%	12/28/2015	(1,204,969)
Credit Suisse International	PowerShares India Portfolio	2,030,787	44,258,796	(0.436)%	1/11/2016	218,674
Deutsche Bank AG London	PowerShares India Portfolio	3,696,957	78,957,423	(0.436)%	1/26/2016	2,017,194
Bank of America Merrill Lynch	PowerShares India Portfolio	1,157,986	26,053,996	(0.688)%	2/16/2016	(738,350)
BNP Paribas	PowerShares India Portfolio	709,225	16,295,121	(0.436)%	5/16/2016	(809,090)
UBS Securities LLC	iShares MSCI India ETF	1,823,000	55,565,083	(0.586)%	6/13/2016	1,327,503
UBS Securities LLC	WisdomTree India Earnings Fund	1,874,000	41,205,320	(0.586)%	6/13/2016	352,913
BNP Paribas	PowerShares India Portfolio	77,621	1,817,471	(0.436)%	9/19/2016	(123,211)
Morgan Stanley Capital Services	PowerShares India Portfolio	628,037	13,421,151	(0.686)%	11/29/2016	340,483
			$327,647,328			$1,301,195

Direxion Daily Japan Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 52.9%
712,398	iShares MSCI Japan ETF	$9,211,306
	TOTAL INVESTMENT COMPANIES (Cost $9,369,751)	$9,211,306
SHORT TERM INVESTMENTS - 42.5%
Money Market Funds - 42.5%
2,644,297	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,644,297
4,750,301	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,750,301
	TOTAL SHORT TERM INVESTMENTS (Cost $7,394,598) (b)	$7,394,598

	TOTAL INVESTMENTS (Cost $16,764,349) - 95.4%	$16,605,904
	Other Assets in Excess of Liabilities - 4.6%	794,599
	TOTAL NET ASSETS - 100.0%	$17,400,503

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,394,598

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	560,203	$6,432,633	(0.486)%	8/26/2015	$860,696
UBS Securities LLC	iShares MSCI Japan ETF	555,164	6,294,804	(0.486)%	11/30/2015	908,837
BNP Paribas	iShares MSCI Japan ETF	8,233	98,569	(0.436)%	1/15/2016	12,755
Morgan Stanley Capital Services	iShares MSCI Japan ETF	1,590,710	20,652,703	(0.686)%	3/21/2016	(44,897)
BNP Paribas	iShares MSCI Japan ETF	371,185	4,114,780	(0.436)%	5/16/2016	670,907
BNP Paribas	iShares MSCI Japan ETF	239,385	2,763,529	(0.436)%	8/15/2016	325,539
			$40,357,018			$2,733,837

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 8.3%
42,565	iShares Latin America 40 ETF	$1,154,788
	TOTAL INVESTMENT COMPANIES (Cost $1,250,561)	$1,154,788
SHORT TERM INVESTMENTS - 98.7%
Money Market Funds - 98.7%
13,752,143	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$13,752,143
	TOTAL SHORT TERM INVESTMENTS (Cost $13,752,143) (b)	$13,752,143

	TOTAL INVESTMENTS (Cost $15,002,704) - 107.0%	$14,906,931
	Liabilities in Excess of Other Assets - (7.0)%	(971,367)
	TOTAL NET ASSETS - 100.0%	$13,935,564

 Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $13,752,143.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares Latin America 40 ETF	596,478	$17,304,478	(0.436)%	12/9/2015	$(993,558)
Deutsche Bank AG London	iShares Latin America 40 ETF	55,239	1,636,852	(0.436)%	1/19/2016	(138,556)
Credit Suisse International	iShares Latin America 40 ETF	598,997	18,793,141	(0.386)%	12/19/2016	(2,357,726)
BNP Paribas	iShares Latin America 40 ETF	247,723	7,387,386	(0.436)%	1/13/2017	(669,063)
			$45,121,857			$(4,158,903)

Direxion Daily Russia Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 10.0%
1,331,944	Market Vectors® Russia ETF	$22,603,090
	TOTAL INVESTMENT COMPANIES (Cost $25,546,084)	$22,603,090
SHORT TERM INVESTMENTS - 80.0%
Money Market Funds - 80.0%
128,896,575	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$128,896,575
51,620,351	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	51,620,351
	TOTAL SHORT TERM INVESTMENTS (Cost $180,516,926) (b)	$180,516,926
	TOTAL INVESTMENTS (Cost $206,063,010) - 90.0%	$203,120,016
	Other Assets in Excess of Liabilities - 10.0% (c)	22,432,690
	TOTAL NET ASSETS - 100.0%	$225,552,706

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $180,516,926.
(c)	Includes $4,778,416 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Market Vectors® Russia ETF	12,224,142	$212,486,824	(0.686)%	9/18/2015	$(5,386,343)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	7,044,449	139,563,278	(0.488)%	2/24/2016	(19,335,635)
Deutsche Bank AG London	Market Vectors® Russia ETF	9,248,632	140,914,662	(0.836)%	5/18/2016	15,427,763
Credit Suisse International	Market Vectors® Russia ETF	7,621,176	136,169,498	(0.436)%	11/15/2016	(6,870,833)
BNP Paribas	Market Vectors® Russia ETF	2,403,842	42,881,905	(0.436)%	1/13/2017	(2,102,364)
			$672,016,167			$(18,267,412)

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.3%
Money Market Funds - 81.3%
19,181,361	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$19,181,361
17,380,116	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	17,380,116
	TOTAL SHORT TERM INVESTMENTS (Cost $36,561,477) (b)	$36,561,477
	TOTAL INVESTMENTS (Cost $36,561,477) - 81.3%	$36,561,477
	Other Assets in Excess of Liabilities - 18.7%	8,412,053
	TOTAL NET ASSETS - 100.0%	$44,973,530

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,561,477.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Russia ETF	1,152,280	$19,556,255	(2.314)%	9/18/2015	$(66,161)
Credit Suisse International	Market Vectors® Russia ETF	1,714,186	29,776,137	(0.814)%	1/12/2016	681,309
Deutsche Bank AG London	Market Vectors® Russia ETF	644,838	10,246,697	(1.814)%	2/1/2016	(786,099)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	3,665,909	69,519,387	(1.562)%	6/27/2016	7,055,417
BNP Paribas	Market Vectors® Russia ETF	773,474	12,775,235	(1.564)%	2/13/2017	(352,839)
			$141,873,711			$6,531,627

Direxion Daily South Korea Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 27.1%
19,732	iShares MSCI South Korea Capped ETF	$1,009,884
	TOTAL INVESTMENT COMPANIES (Cost $1,098,875)	$1,009,884
SHORT TERM INVESTMENTS - 89.9%
Money Market Funds - 89.9%
2,370,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,370,000
980,007	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	980,007
	TOTAL SHORT TERM INVESTMENTS (Cost $3,350,007) (b)	$3,350,007
	TOTAL INVESTMENTS (Cost $4,448,882) - 117.0%	$4,359,891
	Liabilities in Excess of Other Assets - (17.0%)	(634,625)
	TOTAL NET ASSETS - 100.0%	$3,725,266

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,350,007.

Long Equity Swap Contracts

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI South Korea Capped ETF	53,764	$2,976,584	(0.788)%	4/26/2016	$(227,180)
BNP Paribas	iShares MSCI South Korea Capped ETF	24,115	1,366,076	(0.436)%	5/16/2016	(133,956)
BNP Paribas	iShares MSCI South Korea Capped ETF	55,515	3,122,788	(0.436)%	7/18/2016	(290,004)
Credit Suisse International	iShares MSCI South Korea Capped ETF	27,863	1,449,593	(0.486)%	7/26/2016	(23,729)
BNP Paribas	iShares MSCI South Korea Capped ETF	18,770	1,069,101	(0.436)%	8/15/2016	(110,821)
BNP Paribas	iShares MSCI South Korea Capped ETF	18,605	1,048,592	(0.436)%	9/19/2016	(98,413)
			$11,032,734			$(884,103)

Direxion Daily Basic Materials Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 92.2%
Money Market Funds - 92.2%
1,955,432	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,955,432
400,013	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	400,013
	TOTAL SHORT TERM INVESTMENTS (Cost $2,355,445) (b)	$2,355,445
	TOTAL INVESTMENTS - (Cost $2,355,445) - 92.2%	$2,355,445
	Other Assets in Excess of Liabilities - 7.8%	198,321
	TOTAL NET ASSETS - 100.0%	$2,553,766

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,355,445.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Materials Select Sector SPDR® Fund	76,458	$3,449,057	(0.436)%	9/14/2015	$42,577
Bank of America Merrill Lynch	Materials Select Sector SPDR® Fund	22,623	1,069,781	(0.488)%	9/25/2015	(30,338)
BNP Paribas	Materials Select Sector SPDR® Fund	28,663	1,332,758	(0.436)%	10/19/2015	(23,732)
BNP Paribas	Materials Select Sector SPDR® Fund	6,231	297,314	(0.436)%	11/16/2015	(12,574)
Deutsche Bank AG London	Materials Select Sector SPDR® Fund	22,518	1,101,040	(0.286)%	2/1/2016	(58,451)
BNP Paribas	Materials Select Sector SPDR® Fund	6,558	298,213	(0.436)%	5/16/2016	2,109
Credit Suisse International	Materials Select Sector SPDR® Fund	3,681	175,619	(0.486)%	5/20/2016	(6,522)
			$7,723,782			$(86,931)

Direxion Daily Gold Miners Index Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 16.5%
6,996,524	Market Vectors® Gold Miners ETF	$96,202,205
	TOTAL INVESTMENT COMPANIES (Cost $110,709,112)	$96,202,205
SHORT TERM INVESTMENTS - 118.5%
Money Market Funds - 118.5%
653,642,609	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$653,642,609
38,292,257	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	38,292,257
	TOTAL SHORT TERM INVESTMENTS (Cost $691,934,866) (b)	$691,934,866
	TOTAL INVESTMENTS (Cost $802,643,978) - 135.0%	$788,137,071
	Liabilities in Excess of Other Assets - (35.0%)	(203,956,512)
	TOTAL NET ASSETS - 100.0%	$584,180,559

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $691,934,866.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	33,008,638	$507,140,598	(0.636)%	12/21/2015	$(53,397,961)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	5,094,495	68,571,903	(0.942)%	3/21/2016	1,475,018
Citibank N.A.	Market Vectors® Gold Miners ETF	16,668,065	280,211,217	(0.586)%	4/18/2016	(51,461,303)
BNP Paribas	Market Vectors® Gold Miners ETF	7,785,205	151,968,197	(0.436)%	5/16/2016	(45,152,680)
BNP Paribas	Market Vectors® Gold Miners ETF	7,684,663	170,321,121	(0.436)%	8/15/2016	(65,017,824)
Credit Suisse International	Market Vectors® Gold Miners ETF	29,727,924	417,868,442	(0.637)%	8/23/2016	(9,170,671)
BNP Paribas	Market Vectors® Gold Miners ETF	8,950,739	188,383,345	(0.436)%	9/19/2016	(65,679,077)
UBS Securities LLC	Market Vectors® Gold Miners ETF	11,544,496	162,546,504	(0.591)%	1/23/2017	(3,833,743)
			$1,947,011,327			$(292,238,241)

Direxion Daily Gold Miners Index Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.3%
Money Market Funds - 74.3%
111,212,118	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$111,212,118
13,391,082	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	13,391,082
	TOTAL SHORT TERM INVESTMENTS (Cost $124,603,200) (b)	$124,603,200
	TOTAL INVESTMENTS (Cost $124,603,200) - 74.3%	$124,603,200
	Other Assets in Excess of Liabilities - 25.7%	43,125,111
	TOTAL NET ASSETS - 100.0%	$167,728,311

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $124,603,200.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Market Vectors® Gold Miners ETF	3,962,138	$73,659,569	0.336%	8/5/2015	$19,276,738
Citibank N.A.	Market Vectors® Gold Miners ETF	7,024,992	146,576,691	(0.214)%	1/12/2016	49,865,287
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	2,908,930	53,529,874	(0.164)%	2/17/2016	13,504,313
Credit Suisse International	Market Vectors® Gold Miners ETF	10,843,060	148,843,696	(0.165)%	8/23/2016	(255,915)
BNP Paribas	Market Vectors® Gold Miners ETF	2,369,075	48,619,446	(0.314)%	9/19/2016	15,976,587
BNP Paribas	Market Vectors® Gold Miners ETF	1,745,030	34,387,662	(0.314)%	11/14/2016	10,367,037
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	7,743,096	104,769,767	0.035%	1/25/2017	(1,697,427)
			$610,386,705			$107,036,620

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 22.0%
1,297,139	Health Care Select Sector SPDR® Fund	$99,347,876
	TOTAL INVESTMENT COMPANIES (Cost $95,220,583)	$99,347,876
SHORT TERM INVESTMENTS - 40.8%
Money Market Funds - 40.8%
119,839,671	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$119,839,671
61,700,581	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	61,700,581
2,256,809	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,256,809
	TOTAL SHORT TERM INVESTMENTS (Cost $183,797,061) (b)	$183,797,061
	TOTAL INVESTMENTS (Cost $279,017,644) - 62.8%	$283,144,937
	Other Assets in Excess of Liabilities - 37.2% (c)	167,483,893
	TOTAL NET ASSETS - 100.0%	$450,628,830

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $183,797,061.

(c)	Includes $46,670,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Health Care Select Sector SPDR® Fund	4,278,416	$320,788,325	(0.436)%	10/19/2015	$7,199,751
BNP Paribas	Health Care Select Sector SPDR® Fund	127,733	8,228,929	(0.436)%	4/18/2016	1,530,182
BNP Paribas	Health Care Select Sector SPDR® Fund	717,290	49,763,997	(0.436)%	5/16/2016	5,057,455
Morgan Stanley Capital Services	Health Care Select Sector SPDR® Fund	133,603	10,008,866	(0.436)%	5/17/2016	253,247
Credit Suisse International	Health Care Select Sector SPDR® Fund	718,384	32,292,968	(0.486)%	5/23/2016	23,907,976
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	3,512,696	246,800,839	(0.488)%	5/25/2016	23,739,889
Citibank N.A.	Health Care Select Sector SPDR® Fund	102,142	7,653,992	(0.486)%	5/27/2016	189,778
BNP Paribas	Health Care Select Sector SPDR® Fund	1,171,935	82,529,178	(0.436)%	8/15/2016	7,053,227
BNP Paribas	Health Care Select Sector SPDR® Fund	146,025	10,556,799	(0.436)%	11/14/2016	616,153
BNP Paribas	Health Care Select Sector SPDR® Fund	744,539	56,491,316	(0.436)%	1/13/2017	519,127
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	4,701,165	340,878,013	(0.286)%	10/3/2017	20,601,116
			$1,165,993,222			$90,667,901

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Schedule of Investments

July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 10.7%
727,335	Market Vectors® Junior Gold Miners ETF	$14,066,659
	TOTAL INVESTMENT COMPANIES (Cost $15,796,932)	$14,066,659
SHORT TERM INVESTMENTS - 103.4%
Money Market Funds - 103.4%
120,368,003	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$120,368,003
15,648,579	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	15,648,579
	TOTAL SHORT TERM INVESTMENTS (Cost $136,016,582) (b)	$136,016,582
	TOTAL INVESTMENTS - 114.1% (Cost $151,813,514)	$150,083,241
	Liabilities in Excess of Other Assets - (14.1)% (c)	(18,549,462)
	TOTAL NET ASSETS - 100.0%	$131,533,779

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $136,016,582.

(c)	Includes $5,690,236 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities, LLC	Market Vectors® Junior Gold Miners ETF	2,795,096	$76,178,163	(0.486)%	10/23/2015	$(22,304,223)
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	1,287,519	24,437,111	(0.942)%	12/1/2015	462,602
BNP Paribas	Market Vectors® Junior Gold Miners ETF	500,000	13,852,770	(0.436)%	1/15/2016	(4,222,176)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	259,248	7,651,938	(0.436)%	5/16/2016	(2,661,256)
Citibank N.A.	Market Vectors® Junior Gold Miners ETF	924,120	22,491,608	(0.386)%	5/16/2016	(4,635,445)
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	5,488,768	106,407,360	(0.637)%	8/23/2016	(272,106)
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	8,421,967	176,722,819	(0.686)%	10/8/2018	(14,068,053)
			$427,741,769			$(47,700,657)

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Schedule of Investments

July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.4%
Money Market Funds - 74.4%
32,165,713	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$32,165,713
10,191,714	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	10,191,714
	TOTAL SHORT TERM INVESTMENTS (Cost $42,357,427) (b)	$42,357,427
	TOTAL INVESTMENTS (Cost $42,357,427) - 74.4%	$42,357,427
	Other Assets in Excess of Liabilities- 25.6% (c)	14,539,299
	TOTAL NET ASSETS - 100.0%	$56,896,726

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,357,427.

(c)	Includes $1,000,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	328,574	$14,342,672	(0.414)%	8/17/2015	$7,921,518
UBS Securities LLC	Market Vectors® Junior Gold Miners ETF	2,454,789	66,187,118	(0.136)%	10/22/2015	18,750,487
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	1,510,861	39,942,746	(0.314)%	12/7/2015	10,666,972
Citibank N.A.	Market Vectors® Junior Gold Miners ETF	905,952	19,474,795	(0.814)%	5/16/2016	1,929,483
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	1,216,469	25,662,362	(0.164)%	6/17/2016	2,134,531
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	2,409,433	45,517,683	(0.215)%	1/25/2017	(1,081,275)
			$211,127,376			$40,321,716

 Direxion Daily Natural Gas Related Bull 3X Shares

 Schedule of Investments

July 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 15.4%
Funds, Trusts, and Other Financial Vehicles - 0.5%
34,790	Enerplus Corp.	$216,742
Oil and Gas Extraction - 12.1%
4,010	Anadarko Petroleum Corp.	298,143
9,861	Cabot Oil & Gas Corp.	257,964
27,208	Chesapeake Energy Corp.	235,621
2,819	Cimarex Energy Co.	293,514
97,456	Comstock Resources, Inc.	122,795
5,388	Devon Energy Corp.	266,275
27,728	Encana Corp.	210,455
202,000	EXCO Resources, Inc.	116,998
7,480	Gulfport Energy Corp. (a)	245,045
250,600	Magnum Hunter Resources Corp. (a)	240,476
12,200	Matador Resources Co. (a)	268,766
7,190	Noble Energy, Inc.	253,304
17,966	QEP Resources, Inc.	249,368
6,307	Range Resources Corp.	248,117
71,832	Rex Energy Corp. (a)	160,904
300,270	SandRidge Energy, Inc. (a)	155,240
14,487	Southwestern Energy Co. (a)	269,458
18,075	Statoil ASA ADR	305,648
24,987	Stone Energy Corp. (a)	144,675
23,390	Ultra Petroleum Corp. (a)	181,974
25,798	WPX Energy, Inc. (a)	224,443
		4,749,183
Support Activities for Mining - 2.0%
9,206	Antero Resources Corp. (a)	253,257
14,731	Rice Energy, Inc. (a)	265,895
27,410	Synergy Resources Corp. (a)	266,699
		785,851
Utilities - 0.8%
3,951	EQT Corp.	303,634
	TOTAL COMMON STOCKS (Cost $6,634,146)	$6,055,410
MASTER LIMITED PARTNERSHIPS - 1.0%
Oil and Gas Extraction - 1.0%
32,328	Linn Energy LLC	$130,605
22,536	Vanguard Natural Resources LLC	242,037
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $468,577)	$372,642
SHORT TERM INVESTMENTS - 126.0%
Money Market Funds - 126.0%
41,460,326	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$41,460,326
8,110,626	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	8,110,626
	TOTAL SHORT TERM INVESTMENTS (Cost $49,570,952) (c)	$49,570,952
	TOTAL INVESTMENTS - 142.4% (Cost $56,673,675)	$55,999,004
	Liabilities in Excess of Other Assets - (42.4)%	(16,660,672)
	TOTAL NET ASSETS - 100.0%	$39,338,332

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2015.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $49,570,952.

ADR American Depository Receipt

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	ISE-Revere Natural Gas IndexTM	536,762	$31,820,636	(0.386)%	4/20/2016	$(9,597,735)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	1,027,417	46,922,134	(0.487)%	8/23/2016	(4,429,803)
BNP Paribas	ISE-Revere Natural Gas IndexTM	90,141	5,694,444	(0.436)%	12/19/2016	(1,962,891)
BNP Paribas	ISE-Revere Natural Gas IndexTM	299,411	16,879,897	(0.436)%	1/13/2017	(4,494,260)
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	496,006	22,149,236	(0.341)%	1/17/2017	(1,636,779)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	250,252	10,675,750	0.108%	1/30/2017	(332,847)
			$134,142,097			$(22,454,315)

Direxion Daily Retail Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 45.0%
Broadcasting (except Internet) - 0.6%
8,565	Liberty Interactive Corp. Class A (a)	$248,813
Building Material and Garden Equipment and Supplies Dealers - 8.9%
23,542	Home Depot, Inc.	2,755,120
17,248	Lowe’s Companies, Inc.	1,196,322
		3,951,442
Clothing and Clothing Accessories Stores - 5.2%
432	Dillard’s, Inc. Class A	44,012
1,329	DSW, Inc. Class A	43,219
2,534	Foot Locker, Inc.	178,774
4,318	Gap, Inc.	157,521
4,485	L Brands, Inc.	362,029
2,543	Nordstrom, Inc.	194,056
7,499	Ross Stores, Inc.	398,647
12,331	TJX Companies, Inc.	860,950
1,771	Urban Outfitters, Inc. (a)	57,770
		2,296,978
Electronics and Appliance Stores - 0.7%
1,175	Aaron’s, Inc.	43,451
5,501	Best Buy Co., Inc.	177,627
1,942	GameStop Corp. Class A	89,041
		310,119
Furniture and Home Furnishings Stores - 0.8%
3,105	Bed Bath & Beyond, Inc. (a)	202,539
1,661	Williams-Sonoma, Inc.	140,620
		343,159
General Merchandise Stores - 13.3%
7,974	Costco Wholesale Corp.	1,158,622
5,504	Dollar General Corp.	442,357
4,172	Dollar Tree, Inc. (a)	325,541
5,530	J.C. Penney Co., Inc. (a)	45,567
3,675	Kohl’s Corp.	225,351
6,191	Macy’s, Inc.	427,551
240	Sears Holdings Corp. (a)	5,172
11,572	Target Corp.	947,168
2,473	Tractor Supply Co.	228,802
28,627	Wal-Mart Stores, Inc.	2,060,571
		5,866,702
Health and Personal Care Stores - 0.6%
2,858	Sally Beauty Holdings, Inc. (a)	85,140
1,165	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	193,425
		278,565
Merchant Wholesalers, Durable Goods - 1.0%
1,830	O’Reilly Automotive, Inc. (a)	439,767
Merchant Wholesalers, Nondurable Goods - 0.2%
1,394	CST Brands, Inc.	52,805
1,063	Nu Skin Enterprises, Inc. Class A	42,148
		94,953
Miscellaneous Store Retailers - 0.6%
9,921	Office Depot, Inc. (a)	79,368
11,611	Staples, Inc.	170,798
		250,166
Motion Picture and Sound Recording Industries - 2.0%
7,689	Netflix, Inc. (a)	878,930
Motor Vehicle and Parts Dealers - 2.3%
1,325	Advance Auto Parts, Inc.	230,828
1,320	AutoNation, Inc. (a)	82,289
566	AutoZone, Inc. (a)	396,732
3,792	CarMax, Inc. (a)	244,622
771	Penske Automotive Group, Inc.	41,634
		996,105
Nonstore Retailers - 8.4%
6,908	Amazon.com, Inc. (a)	3,703,724
Petroleum and Coal Products Manufacturing - 0.1%
820	Murphy USA, Inc. (a)	44,903
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.3%
916	Cabela’s, Inc. (a)	40,698
1,667	Dick’s Sporting Goods, Inc.	84,984
1,136	The Michaels Companies, Inc. (a)	28,786
		154,468
	TOTAL COMMON STOCKS (Cost $17,663,556)	$19,858,794

SHORT TERM INVESTMENTS - 36.2%
Money Market Funds - 36.2%
7,204,791	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$7,204,791
8,761,531	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	8,761,531
	TOTAL SHORT TERM INVESTMENTS (Cost $15,966,322) (c)	$15,966,322
	TOTAL INVESTMENTS - (Cost $33,629,878) - 81.2%	$35,825,116
	Other Assets in Excess of Liabilities - 18.8% (d)	8,284,707
	TOTAL NET ASSETS - 100.0%	$44,109,823

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2015.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,966,322.
(d)	Includes $390,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Russell Retail 1000® Index	1,615	$1,928,037	(0.336)%	8/7/2015	$2,712,287
Credit Suisse International	Russell Retail 1000® Index	13,308	31,771,676	(0.336)%	1/11/2016	5,467,373
Morgan Stanley Capital Services	Russell Retail 1000® Index	16,141	38,943,144	(0.486)%	2/23/2016	6,183,017
BNP Paribas	Russell Retail 1000® Index	6,174	16,455,106	(0.436)%	1/13/2017	740,259
BNP Paribas	Russell Retail 1000® Index	3,147	8,674,099	(0.436)%	2/13/2017	89,632
			$97,772,062			$15,192,568

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 27.8%
Computer and Electronic Product Manufacturing - 25.8%
27,702	Altera Corp.	$1,375,681
24,294	Analog Devices, Inc.	1,417,069
82,014	Applied Materials, Inc.	1,423,763
11,951	ARM Holdings Plc ADR	562,175
38,404	Atmel Corp.	317,985
20,417	Avago Technologies Ltd.	2,554,983
44,008	Broadcom Corp. Class A	2,227,245
5,087	Cavium, Inc. (a)	344,899
10,043	Cree, Inc. (a)	247,560
95,819	Intel Corp.	2,773,960
22,034	Linear Technology Corp.	903,394
47,704	Marvell Technology Group Ltd.	593,438
26,130	Maxim Integrated Products, Inc.	889,465
18,617	Microchip Technology, Inc.	797,552
59,110	Micron Technology, Inc. (a)	1,094,126
49,502	NVIDIA Corp.	987,565
14,708	NXP Semiconductor NV (a)	1,426,529
39,494	ON Semiconductor Corp. (a)	419,426
13,512	Qorvo, Inc. (a)	783,020
47,389	QUALCOMM, Inc.	3,051,378
19,135	SanDisk Corp.	1,153,649
15,100	Skyworks Solutions, Inc.	1,444,617
25,257	SunEdison, Inc. (a)	587,983
67,998	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,503,436
19,744	Teradyne, Inc.	380,270
59,048	Texas Instruments, Inc.	2,951,219
23,804	Xilinx, Inc.	993,817
		33,206,204
Machinery Manufacturing - 2.0%
7,158	ASML Holding NV ADR	709,859
14,715	KLA-Tencor Corp.	780,631
14,570	Lam Research Corp.	1,119,996
		2,610,486
	TOTAL COMMON STOCKS (Cost $37,895,119)	$35,816,690
SHORT TERM INVESTMENTS - 72.7%
Money Market Funds - 72.7%
37,228,542	Dreyfus Treasury Prime Cash Management, 0.00% (††) (b)	$37,228,542
56,470,017	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††) (b)	56,470,017
	TOTAL SHORT TERM INVESTMENTS (Cost $93,698,559) (c)	$93,698,559
	TOTAL INVESTMENTS - 100.5%(Cost $131,593,678)	$129,515,249
	Liabilities in Excess of Other Assets - (0.5)% (d)	(597,002)
	TOTAL NET ASSETS - 100.0%	$128,918,247

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2015.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $93,698,559.
(d)	Includes $139,930 cash segregated as collateral for swap contracts.

ADR American Depository Receipt

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	PHLX Semiconductor Sector Index	39,779	$25,897,306	(0.541)%	4/25/2016	$(171,292)
BNP Paribas	PHLX Semiconductor Sector Index	42,859	30,096,448	(0.436)%	5/16/2016	(2,249,403)
Credit Suisse International	PHLX Semiconductor Sector Index	131,629	93,014,034	(0.536)%	6/30/2016	(7,649,965)
Bank of America Merrill Lynch	PHLX Semiconductor Sector Index	262,056	182,544,090	(0.638)%	7/27/2016	(13,037,813)
BNP Paribas	PHLX Semiconductor Sector Index	30,762	22,599,476	(0.436)%	9/19/2016	(2,620,643)
BNP Paribas	PHLX Semiconductor Sector Index	35,931	25,354,372	(0.436)%	11/14/2016	(2,028,794)
			$379,505,726			$(27,757,910)

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 66.5%
Money Market Funds - 66.5%
9,891,132	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$9,891,132
7,970,001	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	7,970,001
	TOTAL SHORT TERM INVESTMENTS (Cost $17,861,133) (b)	$17,861,133
	TOTAL INVESTMENTS (Cost $17,861,133) - 66.5%	$17,861,133
	Other Assets in Excess of Liabilities - 33.5%	8,986,296
	TOTAL NET ASSETS - 100.0%	$26,847,429

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,861,133.

Short Equity Swap Contracts

July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	32,341	$23,202,449	(0.214)%	2/8/2016	$2,210,573
Credit Suisse International	PHLX Semiconductor Sector Index	26,472	18,682,895	0.136%	6/1/2016	1,542,500
Bank of America Merrill Lynch	PHLX Semiconductor Sector Index	53,784	35,004,818	0.188%	8/26/2016	224,401
BNP Paribas	PHLX Semiconductor Sector Index	12,030	8,155,525	(0.564)%	1/13/2017	371,005
			$85,045,687			$4,348,479

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 18.7%
1,256,191	Energy Select Sector SPDR® Fund	$87,154,532
	TOTAL INVESTMENT COMPANIES (Cost $92,310,281)	$87,154,532
SHORT TERM INVESTMENTS - 65.4%
Money Market Funds - 65.4%
304,373,214	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$304,373,214
	TOTAL SHORT TERM INVESTMENTS (Cost $304,373,214) (b)	$304,373,214
	TOTAL INVESTMENTS (Cost $396,683,495) - 84.1%	$391,527,746
	Other Assets in Excess of Liabilities - 15.9% (c)	73,888,963
	TOTAL NET ASSETS - 100.0%	$465,416,709

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $304,373,214.

(c)	Includes $5,110,928 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Energy Select Sector Index	424,319	$320,949,157	(0.536)%	1/11/2016	$(22,200,565)
UBS Securities LLC	Energy Select Sector Index	469,053	351,827,531	(0.436)%	1/12/2016	(25,067,399)
Citibank N.A.	Energy Select Sector Index	404,749	317,512,618	(0.436)%	2/26/2016	(34,466,630)
Deutsche Bank AG London	Energy Select Sector Index	234,915	182,093,203	(0.586)%	4/22/2016	(18,314,139)
BNP Paribas	Energy Select Sector Index	130,000	98,902,577	(0.436)%	5/16/2016	(7,805,005)
BNP Paribas	Energy Select Sector Index	22,937	17,982,763	(0.436)%	9/19/2016	(1,894,373)
BNP Paribas	Energy Select Sector Index	181,796	135,483,558	(0.436)%	1/13/2017	(8,867,835)
BNP Paribas	Energy Select Sector Index	14,483	10,667,849	(0.436)%	2/13/2017	(580,960)
			$1,435,419,256			$(119,196,906)

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 62.1%
Money Market Funds - 62.1%
36,030,217	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$36,030,217
	TOTAL SHORT TERM INVESTMENTS (Cost $36,030,217) (b)	$36,030,217
	TOTAL INVESTMENTS (Cost $36,030,217) - 62.1%	$36,030,217
	Other Assets in Excess of Liabilities - 37.9% (c)	22,033,074
	TOTAL NET ASSETS - 100.0%	$58,063,291

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,030,217.

(c)	Includes $167,558 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Energy Select Sector Index	26,732	$19,229,463	(0.064)%	9/23/2015	$607,102
UBS Securities LLC	Energy Select Sector Index	41,447	29,376,188	0.236%	1/11/2016	529,924
Citibank N.A.	Energy Select Sector Index	48,541	36,103,706	(0.264)%	2/26/2016	2,279,630
Credit Suisse International	Energy Select Sector Index	109,145	94,221,727	(0.014)%	6/1/2016	16,131,319
BNP Paribas	Energy Select Sector Index	8,754	6,463,974	(0.514)%	1/13/2017	363,306
BNP Paribas	Energy Select Sector Index	15,839	10,925,764	(0.514)%	2/13/2017	(102,650)
			$196,320,822			$19,808,631

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

July 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 17.6%
Accommodation - 0.1%
42,100	Host Hotels & Resorts, Inc.	$815,898
Administrative and Support Services - 0.4%
2,000	Dun & Bradstreet Corp.	249,540
6,610	Equifax, Inc.	675,079
11,695	Iron Mountain, Inc.	351,435
9,868	Moody’s Corp.	1,089,723
67,508	PayPal Holdings, Inc. (a)	2,612,560
		4,978,337
Amusement, Gambling, and Recreation Industries - 0.0% (†)
3,691	Global Payments, Inc.	413,724
Computer and Electronic Product Manufacturing - 0.0% (†)
5,010	CoreLogic, Inc. (a)	197,595
Credit Intermediation and Related Activities - 7.3%
26,755	Ally Financial, Inc. (a)	609,211
48,016	American Express Co.	3,652,097
10,071	Ameriprise Financial, Inc.	1,265,623
583,605	Bank Of America Corp.	10,434,857
2,426	Bank of Hawaii Corp.	163,682
62,325	Bank Of New York Mellon Corp.	2,704,905
5,744	BankUnited, Inc.	209,771
40,548	BB&T Corp.	1,632,868
1,562	BOK Financial Corp.	103,810
30,361	Capital One Financial Corp.	2,468,349
9,663	CIT Group, Inc.	454,548
168,610	Citigroup, Inc.	9,856,941
17,332	Citizens Financial Group, Inc.	451,845
2,669	City National Corp.	239,970
9,894	Comerica, Inc.	469,272
4,580	Commerce Bancshares, Inc.	215,672
466	Credit Acceptance Corp. (a)	111,938
3,012	Cullen/Frost Bankers, Inc.	218,219
24,597	Discover Financial Services	1,372,759
7,989	East West Bancorp, Inc.	357,588
15,755	Fidelity National Information Services, Inc.	1,030,850
45,019	Fifth Third Bancorp	948,550
12,977	First Horizon National Corp.	205,685
19,731	First Niagara Financial Group, Inc.	191,588
7,904	First Republic Bank	504,196
5,104	FleetCor Technologies, Inc. (a)	790,201
29,423	Hudson City Bancorp, Inc.	303,351
44,927	Huntington Bancshares, Inc.	524,298
206,227	JPMorgan Chase & Co.	14,132,736
47,148	KeyCorp	699,676
3,707	Lendingclub Corp. (a)	53,789
7,394	M&T Bank Corp.	969,723
24,688	New York Community Bancorp, Inc.	469,813
12,968	Northern Trust Corp.	991,922
5,668	PacWest Bancorp	262,372
17,174	People’s United Financial, Inc.	279,421
28,781	PNC Financial Services Group, Inc.	2,825,719
5,750	Popular, Inc. (a)	176,065
74,486	Regions Financial Corp.	773,910
4,932	Santander Consumer USA Holdings, Inc.	119,256
2,815	Signature Bank (a)	409,836
23,663	SLM Corp. (a)	216,043
2,892	Springleaf Holdings, Inc. (a)	146,075
22,891	State Street Corp.	1,752,535
28,681	SunTrust Banks, Inc.	1,271,716
2,854	SVB Financial Group (a)	408,407
7,132	Synchrony Financial (a)	245,056
7,409	Synovus Financial Corp.	233,532
9,388	TCF Financial Corp.	154,526
3,677	TFS Financial Corp.	61,994
93,091	U.S. Bancorp	4,208,644
108,781	Visa, Inc. Class A	8,195,561
258,892	Wells Fargo & Co.	14,982,080
28,688	Western Union Co.	580,645
11,286	Zions Bancorporation	352,010
		96,465,706
Data Processing, Hosting and Related Services - 0.2%
3,159	Equinix, Inc.	881,077
13,157	Fiserv, Inc. (a)	1,142,817
9,183	Total System Services, Inc.	424,438
		2,448,332
Forestry and Logging - 0.0% (†)
9,762	Plum Creek Timber Co., Inc.	400,242

Funds, Trusts, and Other Financial Vehicles - 0.0% (†)
19,281	NorthStar Realty Financial Corp.	308,496
Insurance Carriers and Related Activities - 4.0%
18,153	ACE Ltd.	1,974,502
24,101	Aflac, Inc.	1,543,669
878	Alleghany Corp. (a)	426,822
5,302	Allied World Assurance Co. Holdings AG	224,063
22,740	Allstate Corp.	1,567,923
3,827	American Financial Group, Inc.	263,872
74,103	American International Group, Inc.	4,751,484
401	American National Insurance Co.	42,887
2,129	AmTrust Financial Services, Inc.	147,987
15,664	Aon PLC	1,578,461
6,892	Arch Capital Group Ltd. (a)	491,813
9,334	Arthur J. Gallagher & Co.	442,712
3,422	Aspen Insurance Holdings Ltd.	164,564
3,778	Assurant, Inc.	281,839
8,389	Assured Guaranty Ltd.	205,195
5,605	Axis Capital Holdings Ltd.	322,624
103,349	Berkshire Hathaway, Inc. Class B (a)	14,752,036
6,440	Brown & Brown, Inc.	215,418
12,763	Chubb Corp.	1,586,824
9,138	Cincinnati Financial Corp.	504,509
1,500	CNA Financial Corp.	59,430
3,458	Endurance Specialty Holdings Ltd.	240,296
1,351	Erie Indemnity Co. Class A	116,605
2,467	Everest Re Group Ltd.	451,757
15,586	FNF Group	609,257
27,641	Genworth Financial, Inc. Class A (a)	193,763
2,467	Hanover Insurance Group, Inc.	199,457
23,332	Hartford Financial Services Group, Inc.	1,109,437
5,315	HCC Insurance Holdings, Inc.	410,105
14,065	Lincoln National Corp.	792,141
17,295	Loews Corp.	659,112
768	Markel Corp. (a)	683,328
29,832	Marsh & McLennan Companies, Inc.	1,728,466
1,510	Mercury General Corp.	85,239
52,056	MetLife, Inc.	2,901,601
14,508	Old Republic International Corp.	242,719
2,648	PartnerRE Ltd.	360,022
16,353	Principal Financial Group, Inc.	907,755
3,053	ProAssurance Corp.	147,429
32,605	Progressive Corp.	994,452
25,167	Prudential Financial, Inc.	2,223,756
3,677	Reinsurance Group of America, Inc.	354,904
2,561	RenaissanceRe Holdings Ltd.	274,795
2,346	StanCorp Financial Group, Inc.	267,491
7,003	Torchmark Corp.	431,455
17,707	Travelers Companies, Inc.	1,879,067
13,864	Unum Group	496,886
4,703	Validus Holdings Ltd.	217,984
12,729	Voya Financial, Inc.	597,627
5,397	W.R. Berkley Corp.	300,721
347	White Mountains Insurance Group Ltd.	244,982
17,036	XL Group PLC	647,709
		52,318,952
Professional, Scientific, and Technical Services - 0.6%
3,441	Alliance Data Systems Corp. (a)	946,412
6,659	Broadridge Financial Solutions, Inc.	361,384
2,330	FactSet Research System, Inc.	385,988
4,543	Jack Henry & Associates, Inc.	317,374
4,586	LPL Investment Holdings, Inc.	216,230
55,552	MasterCard, Inc. Class A	5,410,765
2,148	WEX, Inc. (a)	219,182
		7,857,335
Publishing Industries (except Internet) - 0.2%
15,211	McGraw-Hill Financial, Inc.	1,547,720
6,243	MSCI, Inc. Class A	425,523
18,325	Thomson Reuters Corp.	741,246
		2,714,489
Real Estate - 3.0%
4,001	Alexandria Real Estate Equities, Inc.	370,933
6,242	American Campus Communities, Inc.	232,951
19,605	American Capital Agency Corp.	377,592
9,206	American Homes 4 Rent	152,359
23,517	American Tower Corp.	2,236,702
52,663	Annaly Capital Management, Inc.	523,997
8,684	Apartment Investment & Management Co. Class A	339,371
10,334	Apple Hospitality REIT, Inc.	187,459
7,346	AvalonBay Communities, Inc.	1,266,010
11,310	Biomed Realty Trust, Inc.	243,617
8,525	Boston Properties, Inc.	1,050,962
9,998	Brandywine Realty Trust	137,672

9,616	Brixmor Property Group, Inc.	235,304
9,273	CBL & Associates Properties, Inc.	151,521
15,889	CBRE Group, Inc. Class A (a)	603,685
4,827	Camden Property Trust	384,374
11,417	Chimera Investment Corp.	162,464
6,953	Columbia Property Trust, Inc.	167,984
6,705	Communications Sales & Leasing, Inc.	139,799
5,260	Corporate Office Properties Trust	121,664
6,503	Corrections Corporation of America	228,710
18,551	Crown Castle International Corp.	1,519,512
16,835	DDR Corp.	274,410
7,542	Digital Realty Trust, Inc.	484,724
8,106	Douglas Emmett, Inc.	237,587
19,170	Duke Realty Corp.	386,659
6,197	Empire State Realty Trust, Inc.	110,182
7,209	Equity Commonwealth (a)	188,876
4,680	Equity Lifestyle Properties, Inc.	270,878
20,218	Equity Residential	1,512,509
3,634	Essex Property Trust, Inc.	817,323
6,824	Extra Space Storage, Inc.	501,700
3,816	Federal Realty Investment Trust	521,991
12,139	Forest City Enterprises, Inc. Class A (a)	283,446
4,900	Gaming & Leisure Properties, Inc.	160,475
32,066	General Growth Properties, Inc.	870,271
25,661	HCP, Inc.	991,541
19,488	Health Care REIT, Inc.	1,351,883
6,955	Healthcare Trust of America, Inc. Class A	174,779
3,218	Home Properties, Inc.	237,167
8,339	Hospitality Properties Trust	228,655
2,206	Howard Hughes Corp. (a)	299,928
2,489	Jones Lang LaSalle, Inc.	443,142
4,893	Kilroy Realty Corp.	346,669
22,934	Kimco Realty Corp.	566,699
8,304	Liberty Property Trust	282,585
8,795	Macerich Co.	696,212
20,591	MFA Financial, Inc.	155,050
4,193	Mid-America Apartment Communities, Inc.	336,866
7,448	National Retail Properties, Inc.	276,842
10,769	Northstar Asset Management Group, Inc.	197,288
10,155	Omega Healthcare Investors, Inc.	368,220
9,926	Paramount Group, Inc.	177,378
8,580	Piedmont Office Realty Trust, Inc. Class A	156,242
3,030	Post Properties, Inc.	172,528
29,124	Prologis, Inc.	1,182,726
8,051	Public Storage	1,651,904
7,049	Rayonier, Inc.	173,405
8,142	Realogy Holdings Corp. (a)	370,624
12,920	Realty Income Corp.	623,907
5,246	Regency Centers Corp.	335,587
13,178	Retail Properties of America, Inc. Class A	191,872
13,058	Senior Housing Properties Trust	225,512
17,291	Simon Property Group, Inc.	3,237,221
5,541	SL Green Realty Corp.	637,991
24,525	Spirit Reality Capital, Inc.	248,929
13,232	Starwood Property Trust, Inc.	287,928
5,325	Tanger Factory Outlet Centers, Inc.	172,956
3,431	Taubman Centers, Inc.	256,639
20,364	Two Harbors Investment Corp.	208,120
14,390	UDR, Inc.	486,526
18,385	Ventas, Inc.	1,233,450
50,301	VEREIT, Inc.	440,637
10,464	Vornado Realty Trust	1,020,763
10,299	Washington Prime Group, Inc.	139,448
6,883	Weingarten Realty Investors	242,144
28,769	Weyerhaeuser Co.	882,921
5,807	WP Carey Inc.	355,330
2,451	Zillow Group, Inc. (a)	199,756
		39,721,643
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.8%
3,033	Affiliated Managers Group (a)	630,561
1,966	Artisan Partners Asset Management, Inc.	93,876
8,469	Associated Banc-Corp	166,924
6,973	BlackRock, Inc.	2,345,159
4,634	CBOE Holdings, Inc.	287,215
63,668	Charles Schwab Corp.	2,220,740
17,806	CME Group, Inc.	1,710,088
16,109	E*TRADE Financial Corp. (a)	457,818
6,544	Eaton Vance Corp.	251,028
5,205	Federated Investors, Inc. Class B	175,461
21,545	Franklin Resources, Inc.	981,375
24,004	Goldman Sachs Group, Inc.	4,922,500
3,197	Interactive Brokers Group, Inc. Class A	128,360
6,191	IntercontinentalExchange, Inc.	1,411,796
23,945	Invesco Ltd. (b)	924,277
7,010	Lazard Ltd. Class A	388,424
5,427	Legg Mason, Inc.	267,768

85,181	Morgan Stanley	3,308,430
1,057	Morningstar, Inc.	90,046
6,434	NASDAQ OMX Group, Inc.	328,327
21,620	Navient Corp.	339,434
7,100	Raymond James Financial, Inc.	418,900
7,741	SEI Investments Co.	412,673
14,475	T. Rowe Price Group, Inc.	1,116,457
14,839	TD Ameritrade Holding Corp.	545,036
7,966	Vantiv, Inc. Class A (a)	350,504
4,683	Waddell & Reed Financial, Inc. Class A	210,313
		24,483,490
Wood Product Manufacturing - 0.0% (†)
18,258	Leucadia National Corp.	429,428
	TOTAL COMMON STOCKS (Cost $231,768,329)	$233,553,667
SHORT TERM INVESTMENTS - 61.2%
Money Market Funds - 61.2%
589,947,585	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$589,947,585
193,924,739	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	193,924,739
27,177,462	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	27,177,462
	TOTAL SHORT TERM INVESTMENTS (Cost $811,049,786) (c)	$811,049,786
	TOTAL INVESTMENTS (Cost $1,042,818,115) - 78.8%	$1,044,603,453
	Other Assets in Excess of Liabilities - 21.2%(d)	280,046,872
	TOTAL NET ASSETS - 100.0%	$1,324,650,325

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2015.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $811,049,786.
(d)	Includes $68,943,684 cash segregated as collateral for swap contracts at October 31, 2014.

Direxion Daily Financial Bull 3X Shares
Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Russell 1000® Financial Services Index	738,865	$989,718,218	(0.536)%	1/21/2016	$32,028,530
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	87,696	120,759,356	(0.786)%	2/1/2016	183,614
Deutsche Bank AG London	Russell 1000® Financial Services Index	458,465	617,739,530	(0.486)%	2/17/2016	15,705,581
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	591,237	775,716,893	(0.488)%	2/25/2016	43,971,005
BNP Paribas	Russell 1000® Financial Services Index	50,000	66,377,523	(0.436)%	5/16/2016	2,936,771
Credit Suisse International	Russell 1000® Financial Services Index	24,229	32,810,159	(0.526)%	6/30/2016	850,981
BNP Paribas	Russell 1000® Financial Services Index	18,491	24,240,409	(0.436)%	8/15/2016	1,450,724
BNP Paribas	Russell 1000® Financial Services Index	54,282	72,663,007	(0.436)%	9/19/2016	2,652,038
BNP Paribas	Russell 1000® Financial Services Index	14,340	19,121,438	(0.436)%	11/14/2016	711,128
BNP Paribas	Russell 1000® Financial Services Index	97,285	131,889,308	(0.436)%	12/19/2016	2,480,745
BNP Paribas	Russell 1000® Financial Services Index	80,710	108,439,287	(0.436)%	1/13/2017	2,892,828
UBS Securities LLC	Russell 1000® Financial Services Index	462,405	629,815,031	(0.586)%	1/17/2017	7,826,110
BNP Paribas	Russell 1000® Financial Services Index	34,690	47,505,972	(0.436)%	2/13/2017	338,910
			$3,636,796,131			$114,028,965

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 76.4%
Money Market Funds - 76.4%
133,334,930	Dreyfus Treasury Prime Cash Management, 0.00%(††)(a)	$133,334,930
51,622,064	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	51,622,064
18,866,092	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	18,866,092
	TOTAL SHORT TERM INVESTMENTS (Cost $203,823,086)(b)	$203,823,086
	TOTAL INVESTMENTS (Cost $203,823,086) - 76.4%	$203,823,086
	Other Assets in Excess of Liabilities - 23.6%	63,096,560
	TOTAL NET ASSETS - 100.0%	$266,919,646

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $203,823,086.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	47,552	$63,889,793	(0.414)%	12/15/2015	$(2,092,134)
Citibank N.A.	Russell 1000® Financial Services Index	133,100	178,902,353	(0.564)%	1/21/2016	(5,430,360)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	135,161	181,444,955	(0.412)%	2/17/2016	(5,552,749)
Credit Suisse International	Russell 1000® Financial Services Index	75,707	100,969,523	(0.414)%	6/1/2016	(4,014,568)
BNP Paribas	Russell 1000® Financial Services Index	6,073	8,038,625	(0.614)%	11/14/2016	(383,224)
BNP Paribas	Russell 1000® Financial Services Index	35,428	47,746,116	(0.614)%	12/19/2016	(1,283,529)
UBS Securities LLC	Russell 1000® Financial Services Index	41,375	54,787,161	0.336%	1/9/2017	(2,278,812)
BNP Paribas	Russell 1000® Financial Services Index	42,365	56,349,681	(0.614)%	1/13/2017	(2,161,497)
BNP Paribas	Russell 1000® Financial Services Index	25,000	34,036,942	(0.614)%	2/13/2017	(449,327)
Deutsche Bank AG London	Russell 1000® Financial Services Index	38,985	53,669,004	(0.314)%	8/21/2017	(102,579)
			$779,834,153			$(23,748,779)

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 31.1%
427,934	Vanguard REIT ETF	$33,806,786
	TOTAL INVESTMENT COMPANIES (Cost $37,004,164)	$33,806,786
SHORT TERM INVESTMENTS - 65.2%
Money Market Funds - 65.2%
49,773,729	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$49,773,729
19,040,129	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	19,040,129
1,978,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,978,000
	TOTAL SHORT TERM INVESTMENTS (Cost $70,791,858) (b)	$70,791,858
	TOTAL INVESTMENTS (Cost $107,796,022) - 96.3%	$104,598,644
	Other Assets in Excess of Liabilities - 3.7%	4,018,516
	TOTAL NET ASSETS - 100.0%	$108,617,160

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at July 31, 2015

(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $70,791,858.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	MSCI US REIT IndexSM	15,844	$17,260,685	(0..386)%	2/17/2016	$60,036
Citibank N.A.	MSCI US REIT IndexSM	122,615	132,867,864	(0.737)%	3/4/2016	380,456
Bank of America Merrill Lynch	MSCI US REIT IndexSM	71,801	76,164,365	(0.688)%	7/26/2016	1,973,042
BNP Paribas	MSCI US REIT IndexSM	1,807	2,111,739	(0.436)%	8/15/2016	(118,556)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	7,862	8,507,469	(0.538)%	8/17/2016	38,667
BNP Paribas	MSCI US REIT IndexSM	21,672	24,889,793	(0.436)%	9/19/2016	(1,016,167)
BNP Paribas	MSCI US REIT IndexSM	20,782	22,841,379	(0.436)%	11/14/2016	(82,537)
BNP Paribas	MSCI US REIT IndexSM	6,409	7,130,028	(0.436)%	12/19/2016	(123,742)
			$291,773,322			$1,111,199

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.1%
Money Market Funds -103.1%
6,925,630	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$6,925,630
1,060,110	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1,060,110
887,976	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	887,976
	TOTAL SHORT TERM INVESTMENTS (Cost $8,873,716) (b)	$8,873,716
	TOTAL INVESTMENTS (Cost $8,873,716) - 101.3%	$8,873,716
	Liabilities in Excess of Other Assets - (3.1)%	(267,207)
	TOTAL NET ASSETS - 100.0%	$8,606,509

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2015.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $8,873,716

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	3,443	$3,546,565	(0.512)%	2/16/2016	$(201,375)
Deutsche Bank AG London	MSCI US REIT IndexSM	5,050	5,431,802	(0.714)%	2/17/2016	(59,132)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	2,370	2,604,747	(0.564)%	2/23/2016	8,957
Credit Suisse International	MSCI US REIT IndexSM	2,971	3,180,694	(0.764)%	5/10/2016	(73,882)
BNP Paribas	MSCI US REIT IndexSM	4,028	4,668,007	(0.764)%	5/16/2016	222,577
BNP Paribas	MSCI US REIT IndexSM	565	642,460	(0.764)%	9/19/2016	16,983
BNP Paribas	MSCI US REIT IndexSM	5,336	5,787,841	(0.764)%	12/19/2016	(55,986)
			$25,862,116			$(141,858)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 7.8%
334,763	Technology Select Sector SPDR Fund	$14,254,209
	TOTAL INVESTMENT COMPANIES (Cost $14,521,856)	$14,254,209
SHORT TERM INVESTMENTS - 58.7%
Money Market Funds - 58.7%
74,088,931	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$74,088,931
33,650,355	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	33,650,355
	TOTAL SHORT TERM INVESTMENTS (Cost $107,739,286) (b)	$107,739,286
	TOTAL INVESTMENTS - 66.5% (Cost $122,261,142)	$121,993,495
	Other Assets in Excess of Liabilities - 33.5% (c)	61,332,510
	TOTAL NET ASSETS - 100.0%	$183,326,005

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $107,739,286.
(c)	Includes $362,073 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Technology Select Sector Index	277,385	$119,437,602	(0.536)%	1/11/2016	$(912,599)
Citibank, N.A.	Technology Select Sector Index	253,300	108,207,104	(0.486)%	1/14/2016	(118,604)
Deutsche Bank AG London	Technology Select Sector Index	190,237	80,532,837	(0.686)%	5/10/2016	770,533
BNP Paribas	Technology Select Sector Index	90,514	38,324,336	(0.436)%	5/16/2016	452,952
BNP Paribas	Technology Select Sector Index	47,754	19,339,462	(0.436)%	8/15/2016	1,168,902
BNP Paribas	Technology Select Sector Index	30,976	13,298,027	(0.436)%	9/19/2016	(23,264)
BNP Paribas	Technology Select Sector Index	23,030	9,954,405	(0.436)%	11/14/2016	(101,675)
BNP Paribas	Technology Select Sector Index	37,602	15,854,293	(0.436)%	1/13/2017	172,694
Bank of America Merrill Lynch	Technology Select Sector Index	305,980	129,857,912	(0.640)%	1/26/2017	583,445
			$534,805,978			$1,992,384

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.3%
Money Market Funds - 63.3%
8,101,469	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$8,101,469
1,720,922	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1,720,922
	TOTAL SHORT TERM INVESTMENTS (Cost $9,822,391) (b)	$9,822,391
	TOTAL INVESTMENTS (Cost $9,822,391) - 63.3%	$9,822,391
	Other Assets in Excess of Liabilities - 36.7% (c)	5,689,960
	TOTAL NET ASSETS - 100.0%	$15,512,351

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,822,391.
(c)	Includes $100,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Technology Select Sector Index	32,432	$13,699,959	(0.314)%	3/4/2016	$(129,617)
Credit Suisse International	Technology Select Sector Index	24,707	10,566,149	(0.064)%	5/10/2016	22,501
BNP Paribas	Technology Select Sector Index	8,108	3,362,526	(0.514)%	5/16/2016	(122,985)
BNP Paribas	Technology Select Sector Index	4,067	1,762,854	(0.514)%	12/19/2016	23,662
BNP Paribas	Technology Select Sector Index	3,707	1,588,370	(0.514)%	1/13/2017	4,415
Bank of America Merrill Lynch	Technology Select Sector Index	18,041	7,659,881	(0.360)%	1/26/2017	(31,616)
Deutsche Bank AG London	Technology Select Sector Index	13,170	5,591,718	(0.311)%	1/27/2017	(23,274)
BNP Paribas	Technology Select Sector Index	4,942	2,079,178	(0.514)%	2/13/2017	(27,919)
			$46,310,635			$(284,833)

The cost basis of investments for federal income tax purposes at July 31, 2015 (Unaudited) was as follows*:

	Direxion All Cap	Direxion	Direxion NASDAQ-100®	Direxion S&P 500®
	Insider Sentiment	iBillionaire	Equal Weighted	Volatility
	Shares	Index ETF	Index Shares	Response Shares
Cost of investments	$119,979,400	$31,476,870	$86,044,948	$29,331,922
Gross unrealized appreciation	$4,519,701	$2,946,680	$3,904,521	$3,918,107
Gross unrealized depreciation	$(1,344,109)	$(1,782,917)	$(147,233)	$(371,149)
Net unrealized appreciation/(depreciation)	$3,175,592	$1,163,763	$3,757,288	$3,546,958

	Direxion Value Line®	Direxion Value Line®	Direxion Value Line®	Direxion Daily CSI
	Conservative	Mid- and Large-Cap	Small- and Mid-Cap	300 China A Share
	Equity ETF	High Dividend ETF	High Dividend ETF	Bear 1X Shares
Cost of investments	$4,996,444	$5,072,322	$25,317,549	$7,711,574
Gross unrealized appreciation	$258,503	$134,376	$346,348	$—
Gross unrealized depreciation	$(120,554)	$(213,487)	$(1,136,141)	$—
Net unrealized appreciation/(depreciation)	$137,949	$(79,111)	$(789,793)	$—

	Direxion Zacks	Direxion Daily	Direxion Daily	Direxion Daily
	MLP High	7-10 Year Treasury	20+ Year Treasury	Total Bond Market
	Income Shares	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares
Cost of investments	$99,340,301	$252,632	$2,643,762	$740,466
Gross unrealized appreciation	$552,261	$—	$—	$—
Gross unrealized depreciation	$(19,028,320)	$—	$—	$—
Net unrealized appreciation/(depreciation)	$(18,476,059)	$—	$—	$—

	Direxion Daily	Direxion Daily FTSE	Direxion Daily FTSE	Direxion Daily
	Total Market	Developed Markets	Emerging Markets	S&P 500®
	Bear 1X Shares	Bull 1.25X Shares	Bull 1.25X Shares	Bull 1.25X Shares
Cost of investments	$420,389	$1,122,372	$1,093,259	$1,136,733
Gross unrealized appreciation	$—	$114,310	$—	$27,445
Gross unrealized depreciation	$—	$—	$(11,963)	$—
Net unrealized appreciation/(depreciation)	$—	$114,310	$(11,963)	$27,445

	Direxion Daily	Direxion Daily CSI	Direxion Daily MSCI	Direxion Daily MSCI
	Small Cap	300 China A Share	Europe Currency	Japan Currency
	Bull 1.25X Shares	Bull 2X Shares	Hedged Bull 2X Shares	Hedged Bull 2X Shares
Cost of investments	$1,123,886	$15,349,626	$1,949,773	$1,830,091
Gross unrealized appreciation	$40,167	$—	$—	$—
Gross unrealized depreciation	$—	$—	$(17,465)	$(18,147)
Net unrealized appreciation/(depreciation)	$40,167	$—	$(17,465)	$(18,147)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Mid Cap	S&P 500®	Small Cap	7-10 Year Treasury
	Bull 2X Shares	Bull 2X Shares	Bull 2X Shares	Bull 2X Shares
Cost of investments	$500,000	$6,675,428	$1,475,373	$1,558,430
Gross unrealized appreciation	$—	$—	$—	$—
Gross unrealized depreciation	$—	$—	$(14,689)	$—
Net unrealized appreciation/(depreciation)	$—	$—	$(14,689)	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Mid Cap	Mid Cap	S&P 500®	S&P 500®
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$42,807,340	$7,217,316	$272,509,408	$197,090,185
Gross unrealized appreciation	$—	$—	$—	$—
Gross unrealized depreciation	$(154,607)	$—	$(525,537)	$—
Net unrealized appreciation/(depreciation)	$(154,607)	$—	$(525,537)	$—

	Direxion Daily	Direxion Daily	Direxion Daily S&P Oil	Direxion Daily S&P Oil
	S&P Biotech	S&P Biotech	&Gas Exp. & Prod.	&Gas Exp. & Prod.
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$27,907,105	$4,490,000	$1,503,895	$2,170,000
Gross unrealized appreciation	$—	$—	$—	$—
Gross unrealized depreciation	$(28,490)	$—	$—	$—
Net unrealized appreciation/(depreciation)	$(28,490)	$—	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Small Cap	Small Cap	7-10 Year Treasury	7-10 Year Treasury
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$	$349,804,896	$3,982,147	$31,012,253
Gross unrealized appreciation	$—	$—	$—	$—
Gross unrealized depreciation	$(1,351,997)	$—	$—	$—
Net unrealized appreciation/(depreciation)	$(1,351,997)	$—	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	20+ Year Treasury	20+ Year Treasury	Brazil Bull	Developed Markets
	Bull 3X Shares	Bear 3X Shares	3X Shares	Bull 3X Shares
Cost of investments	$23,951,142	$445,738,391	$37,046,997	$17,963,244
Gross unrealized appreciation	$—	$—	$7,169	$—
Gross unrealized depreciation	$(740,243)	$—	$(605,475)	$(11,011)
Net unrealized appreciation/(depreciation)	$(740,243)	$—	$(598,306)	$(11,011)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Developed Markets	Emerging Markets	Emerging Markets	FTSE China
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$3,553,506	$228,517,708	$61,179,917	$132,123,750
Gross unrealized appreciation	$—	$—	$—	$—
Gross unrealized depreciation	$—	$(6,586,359)	$—	$(4,326,527)
Net unrealized appreciation/(depreciation)	$—	$(6,586,359)	$—	$(4,326,527)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	FTSE China	FTSE Europe	India Bull	Japan Bull
	Bear 3X Shares	Bull 3X Shares	3X Shares	3X Shares
Cost of investments	$59,395,434	$48,670,255	$87,487,944	$16,764,349
Gross unrealized appreciation	$—	$—	$2,272,390	$—
Gross unrealized depreciation	$—	$(100,109)	$—	$(158,445)
Net unrealized appreciation/(depreciation)	$—	$(100,109)	$2,272,390	$(158,445)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Latin America	Russia Bull	Russia Bear	South Korea Bull
	Bull 3X Shares	3X Shares	3X Shares	3X Shares
Cost of investments	$15,002,704	$210,173,113	$36,561,477	$4,448,882
Gross unrealized appreciation	$—	$—	$—	$—
Gross unrealized depreciation	$(95,773)	$(7,053,097)	$—	$(88,991)
Net unrealized appreciation/(depreciation)	$(95,773)	$(7,053,097)	$—	$(88,991)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Basic Materials	Gold Miners Index	Gold Miners Index	Healthcare
	Bull 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$2,355,445	$852,453,821	$124,603,200	$279,017,644
Gross unrealized appreciation	$—	$—	$—	$4,127,293
Gross unrealized depreciation	$—	$(64,316,750)	$—	$—
Net unrealized appreciation/(depreciation)	$—	$(64,316,750)	$—	$4,127,293

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Junior Gold Miners	Junior Gold Miners	Natural Gas Related	Retail Bull
	Index Bull 3X Shares	Index Bear 3X Shares	Bull 3X Shares	3X Shares
Cost of investments	$172,506,734	$42,357,427	$62,422,327	$33,635,055
Gross unrealized appreciation	$—	$—	$12,246	$2,661,379
Gross unrealized depreciation	$(22,423,493)	$—	$(6,435,569)	$(471,318)
Net unrealized appreciation/(depreciation)	$(22,423,493)	$—	$(6,423,323)	$2,190,061

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Semiconductor	Semiconductor	Energy Bull	Energy Bear
	Bull 3X Shares	Bear 3X Shares	3X Shares	3X Shares
Cost of investments	$131,596,276	$17,861,133	$396,683,495	$36,030,217
Gross unrealized appreciation	$40,226	$—	$—	$—
Gross unrealized depreciation	$(2,121,253)	$—	$(5,155,749)	$—
Net unrealized appreciation/(depreciation)	$(2,081,027)	$—	$(5,155,749)	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bull	Financial Bear	Real Estate Bull	Real Estate Bear
	3X Shares	3X Shares	3X Shares	3X Shares
Cost of investments	$1,042,841,432	$203,823,086	$107,794,898	$8,873,716
Gross unrealized appreciation	$4,463,864	$—	$—	$—
Gross unrealized depreciation	$(2,701,843)	$—	$(3,196,254)	$—
Net unrealized appreciation/(depreciation)	$1,762,021	$—	$(3,196,254)	$—

	Direxion Daily	Direxion Daily
	Technology Bull	Technology Bear
	3X Shares	3X Shares
Cost of investments	$122,261,142	$9,822,391
Gross unrealized appreciation	$—	$—
Gross unrealized depreciation	$(267,647)	$—
Net unrealized appreciation/(depreciation)	$(267,647)	$—

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2015:

	Direxion All Cap Insider Sentiment Shares				Direxion iBillionaire Index ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$123,150,075	$—	$—	$123,150,075	$32,549,996	$—	$—	$32,549,996
Short-Term Investments	4,917	—	—	4,917	90,637	—	—	90,637

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion S&P 500® Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$89,801,460	$—	$—	$89,801,460	$32,878,880	$—	$—	$32,878,880
Short-Term Investments	776	—	—	776	—		—	—

	Direxion Value Line® Conservative Equity ETF				Direxion Value Line® Mid- and Large-Cap High Dividend ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,134,393	$—	$—	$5,134,393	$4,613,510	$—	$—	$4,613,510
Master Limited Partnerships*	—	—	—	—	379,701	—	—	379,701

	Direxion Value Line® Small- and Mid-Cap High Dividend ETF				Direxion Daily CSI 300 China A Share Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$19,572,031	$—	$—	$19,572,031	$—	$—	$—	$—
Master Limited Partnerships*	4,955,725	—	—	4,955,725	—	—	—	—
Short-Term Investments	—	—	—	—	7,711,574	—	—	7,711,574
Other Financial Instruments**	—	—	—	—	868,949	3,080,534	—	3,949,483

	Direxion Zacks MLP High Income Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Master Limited Partnerships*	$80,738,126	$—	$—	$80,738,126	$—	$—	$—	$—
Short-Term Investments	126,116	—	—	126,116	252,632	—	—	252,632
Other Financial Instruments**	—	—	—	—	—	(62,239)	—	(62,239)

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,643,762	$—	$—	$2,643,762	$740,466	$—	$—	$740,466
Other Financial Instruments**	—	(161,895)	—	(161,895)	—	(35,694)	—	(35,694)

	Direxion Daily Total Market Bear 1X Shares				Direxion Daily FTSE Developed Markets Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$1,215,710	$—	$—	$1,215,710
Short-Term Investments	420,389	—	—	420,389	20,972	—	—	20,972
Other Financial Instruments**	—	(14,956)	—	(14,956)	—	34,045	—	34,045

	Direxion Daily FTSE Emerging Markets Bull 1.25X Shares				Direxion Daily S&P 500® Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$1,068,553	$—	$—	$1,068,553	$1,141,752	$—	$—	$1,141,752
Short-Term Investments	12,743	—	—	12,743	22,426	—	—	22,426
Other Financial Instruments**	—	(22,788)	—	(22,788)	—	8,480	—	8,480

	Direxion Daily Small Cap Bull 1.25X Shares				Direxion Daily CSI 300 China A Share Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$1,151,274	$—	$—	$1,151,274	$—	$—	$—	$—
Short-Term Investments	12,779	—	—	12,779	15,349,626	—	—	15,349,626
Other Financial Instruments**	—	10,777	—	10,777	—	(9,472,072)	—	(9,472,072)

	Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares				Direxion MSCI Japan Currency Hedged Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$979,300	$—	$—	$979,300	$980,490	$—	$—	$980,490
Short-Term Investments	953,008	—	—	953,008	831,454	—	—	831,454
Other Financial Instruments**	—	155,106	—	155,106	—	84,684	—	84,684

	Direxion Daily Mid Cap Bull 2X Shares				Direxion Daily S&P 500® Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$500,000	$—	$—	$500,000	$6,675,428	$—	$—	$6,675,428
Other Financial Instruments**	—	124,809	—	124,809	—	1,544,581	—	1,544,581

	Direxion Daily Small Cap Bull 2X Shares				Direxion Daily 7-10 Year Treasury Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$840,063	$—	$—	$840,063	$—	$—	$—	$—
Short-Term Investments	$620,621	$—	$—	$620,621	$1,558,430	$—	$—	$1,558,430
Other Financial Instruments**	—	401,095	—	401,095	—	174,304	—	174,304

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$6,884,837	$—	$—	$6,884,837	$—	$—	$—	$—
Short-Term Investments	35,767,896	—	—	35,767,896	7,217,316	—	—	7,217,316
Other Financial Instruments**	—	118,545	—	118,545	—	164,058	—	164,058

	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$31,327,452	$—	$—	$31,327,452	$—	$—	$—	$—
Short-Term Investments	240,656,419	—	—	240,656,419	197,090,185	—	—	197,090,185
Other Financial Instruments**	—	135,375,132	—	135,375,132	—	(36,129,290)	—	(36,129,290)

	Direxion Daily S&P Biotech Bull 3X Shares				Direxion Daily S&P Biotech Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$786,755	$—	$—	$786,755	$—	$—	$—	$—
Short-Term Investments	27,091,860	—	—	27,091,860	4,490,000	—	—	4,490,000
Other Financial Instruments**	—	(1,668,290)	—	(1,668,290)	—	(4,985)	—	(4,985)

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,503,895	$—	$—	$1,503,895	$2,170,000	$—	$—	$2,170,000
Other Financial Instruments**	—	(1,147,063)	—	(1,147,063)	—	2,924,948	—	2,924,948

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$33,698,909	$—	$—	$33,698,909	$—	$—	$—	$—
Short-Term Investments	477,147,405	—	—	477,147,405	349,804,896	—	—	349,804,896
Other Financial Instruments**	—	56,530,505	—	56,530,505		(468,484)		(468,484)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,982,147	$—	$—	$3,982,147	$31,012,253	$—	$—	$31,012,253
Other Financial Instruments**	—	27,930	—	27,930	—	(5,502,470)	—	(5,502,470)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$5,932,412	$—	$—	$5,932,412	$—	$—	$—	$—
Short-Term Investments	17,278,487	—	—	17,278,487	445,738,391	—	—	445,738,391
Other Financial Instruments**	—	3,578,808	—	3,578,808	—	(66,233,965)	—	(66,233,965)

	Direxion Daily Brazil Bull 3X Shares				Direxion Daily Developed Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$1,973,643	$—	$—	$1,973,643	$1,752,752	$—	$—	$1,752,752
Short-Term Investments	34,475,048	—	—	34,475,048	16,199,481	—	—	16,199,481
Other Financial Instruments**	—	(13,447,158)	—	(13,447,158)	—	8,138,989	—	8,138,989

	Direxion Daily Developed Markets Bear 3X Shares				Direxion Daily Emerging Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$66,166,326	$—	$—	$66,166,326
Short-Term Investments	3,553,506	—	—	3,553,506	155,765,023	—	—	155,765,023
Other Financial Instruments**	—	(82,237)	—	(82,237)	—	(29,002,628)	—	(29,002,628)

	Direxion Daily Emerging Markets Bear 3X Shares				Direxion Daily FTSE China Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$18,729,286	$—	$—	$18,729,286
Short-Term Investments	61,179,917	—	—	61,179,917	109,067,937	—	—	109,067,937
Other Financial Instruments**	—	17,083,198	—	17,083,198	—	(27,895,163)	—	(27,895,163)

	Direxion Daily FTSE China Bear 3X Shares				Direxion Daily FTSE Europe Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$11,045,538	$—	$—	$11,045,538
Short-Term Investments	59,395,434	—	—	59,395,434	37,524,608	—	—	37,524,608
Other Financial Instruments**	—	19,453,141	—	19,453,141	—	607,656	—	607,656

	Direxion Daily India Bull 3X Shares				Direxion Daily Japan Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$47,250,450	$—	$—	$47,250,450	$9,211,306	$—	$—	$9,211,306
Short-Term Investments	42,509,884	—	—	42,509,884	7,394,598	—	—	7,394,598
Other Financial Instruments**	—	1,301,195	—	1,301,195	—	2,733,837	—	2,733,837

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Russia Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$1,154,788	$—	$—	$1,154,788	$22,603,090	$—	$—	$22,603,090
Short-Term Investments	13,752,143	—	—	13,752,143	180,516,926	—	—	180,516,926
Other Financial Instruments**	—	(4,158,903)	—	(4,158,903)	—	(18,267,412)	—	(18,267,412)

	Direxion Daily Russia Bear 3X Shares				Direxion Daily South Korea Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$1,009,884	$—	$—	$1,009,884
Short-Term Investments	36,561,477	—	—	36,561,477	3,350,007	—	—	3,350,007
Other Financial Instruments**	—	6,531,627	—	6,531,627	—	(884,103)	—	(884,103)

	Direxion Daily Basic Materials Bull 3X Shares				Direxion Daily Gold Miners Index Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$96,202,205	$—	$—	$96,202,205
Short-Term Investments	2,355,445	—	—	2,355,445	691,934,866	—	—	691,934,866
Other Financial Instruments**	—	(86,931)	—	(86,931)	—	(292,238,241)	—	(292,238,241)

	Direxion Daily Gold Miners Index Bear 3X Shares				Direxion Daily Healthcare Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$99,347,876	$—	$—	$99,347,876
Short-Term Investments	124,603,200	—	—	124,603,200	183,797,061	—	—	183,797,061
Other Financial Instruments**	—	107,036,620	—	107,036,620	—	90,667,901	—	90,667,901

	Direxion Daily Junior Gold Miners Index Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$14,066,659	$—	$—	$14,066,659	$—	$—	$—	$—
Short-Term Investments	136,016,582	—	—	136,016,582	42,357,427	—	—	42,357,427
Other Financial Instruments**	—	(47,700,657)	—	(47,700,657)	—	40,321,716	—	40,321,716

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,055,410	$—	$—	$6,055,410	$19,858,794	$—	$—	$19,858,794
Master Limited Partnerships*	372,642	—	—	372,642	—	—	—	—
Short-Term Investments	49,570,952	—	—	49,570,952	15,966,322	—	—	15,966,322
Other Financial Instruments**	—	(22,454,315)	—	(22,454,315)		15,192,568		15,192,568

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$35,816,690	$—	$—	$35,816,690	$—	$—	$—	$—
Short-Term Investments	93,698,559	—	—	93,698,559	17,861,133	—	—	17,861,133
Other Financial Instruments**	—	(27,757,910)	—	(27,757,910)	—	4,348,479	—	4,348,479

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$87,154,532	$—	$—	$87,154,532	$—	$—	$—	$—
Short-Term Investments	304,373,214	—	—	304,373,214	36,030,217	—	—	36,030,217
Other Financial Instruments**	—	(119,196,906)	—	(119,196,906)	—	19,808,631	—	19,808,631

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$233,553,667	$—	$—	$233,553,667	$—	$—	$—	$—
Short-Term Investments	811,049,786	—	—	811,049,786	203,823,086	—	—	203,823,086
Other Financial Instruments**	—	114,028,965	—	114,028,965	—	(23,748,779)	—	(23,748,779)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Daily Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$33,806,786	$—	$—	$33,806,786	$—	$—	$—	$—
Short-Term Investments	70,791,858	—	—	70,791,858	8,873,716	—	—	8,873,716
Other Financial Instruments**	—	1,111,199	—	1,111,199	—	(141,858)	—	(141,858)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$14,254,209	$—	$—	$14,254,209	$—	$—	$—	$—
Short-Term Investments	107,739,286	—	—	107,739,286	9,822,391	—	—	9,822,391
Other Financial Instruments**	—	1,992,384	—	1,992,384	—	(284,833)	—	(284,833)

*	For further detail on each asset class, see the Schedules of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date	9/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date	9/25/15

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick,
Principal Financial Officer, Treasurer

Date	9/21/15